                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: January 31
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                   Date of reporting period: October 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) HIGH INCOME FUND

10/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
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
BONDS - 83.9%
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AEROSPACE - 1.5%
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Bombardier, Inc., 8%, 2014 (n)                                                                    $ 5,864,000      $    6,098,560
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Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                              4,930,000           5,016,275
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Vought Aircraft Industries, Inc., 8%, 2011                                                          5,455,000           5,420,906
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                                                                                                                   $   16,535,741
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AIRLINES - 0.8%
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Continental Airlines, Inc., 6.9%, 2017                                                            $ 1,121,341      $    1,089,103
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Continental Airlines, Inc., 6.748%, 2017                                                            2,098,979           2,024,203
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Continental Airlines, Inc., 6.795%, 2018                                                            5,493,299           5,273,567
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                                                                                                                   $    8,386,873
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APPAREL MANUFACTURERS - 0.3%
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Levi Strauss & Co., 9.75%, 2015                                                                   $ 3,510,000      $    3,663,563
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ASSET BACKED & SECURITIZED - 2.4%
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Airlie LCDO Ltd., CDO, FRN, 7.11%, 2011 (z)                                                       $ 2,326,000      $    2,132,478
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Anthracite Ltd., CDO, 6%, 2037 (z)                                                                  5,148,000           3,346,602
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Asset Securitization Corp., FRN, 8.636%, 2029 (z)                                                   2,000,000           2,067,500
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Babson CLO Ltd., "D", FRN, 6.743%, 2018 (n)                                                         2,385,000           1,993,860
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CWCapital Cobalt CDO Ltd., "E2", 6%, 2045 (z)                                                       1,000,000             766,270
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CWCapital Cobalt CDO Ltd., "F", FRN, 6.365%, 2050 (z)                                                 610,000             487,323
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CWCapital Cobalt CDO Ltd., "G", FRN, 6.565%, 2050 (z)                                               1,890,000           1,484,690
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Falcon Franchise Loan LLC, FRN, 3.69%, 2025 (i)(z)                                                 14,086,796           1,816,351
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First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                                    2,000,000           1,938,737
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.063%, 2051                              2,285,000           2,192,402
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Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.98%, 2030 (i)                            25,640,770             727,608
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Merrill Lynch Mortgage Trust, FRN, 5.83%, 2017                                                      2,285,000           2,161,774
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Morgan Stanley Capital I, Inc., 1.477%, 2039 (i)(n)                                                23,489,233           1,105,638
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TIERS Beach Street Synthetic, CLO, FRN, 9.244%, 2011 (z)                                            2,750,000           2,459,325
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Wachovia Credit, CDO, FRN, 6.553%, 2026 (z)                                                         1,320,000           1,118,317
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                                                                                                                   $   25,798,875
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AUTOMOTIVE - 4.9%
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Allison Transmission, Inc., 11%, 2015 (z)                                                         $ 5,475,000      $    5,577,656
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Ford Motor Credit Co., 8.625%, 2010                                                                 3,855,000           3,748,031
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Ford Motor Credit Co. LLC, 9.75%, 2010                                                             19,345,000          19,263,925
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Ford Motor Credit Co. LLC, 7%, 2013                                                                 1,073,000             963,149
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Ford Motor Credit Co. LLC, 8%, 2016                                                                 2,915,000           2,698,689
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Ford Motor Credit Co. LLC., FRN, 7.993%, 2012                                                       3,270,000           3,027,287
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General Motors Corp., 8.375%, 2033                                                                  9,893,000           9,002,630
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Goodyear Tire & Rubber Co., 9%, 2015                                                                3,086,000           3,375,312
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TRW Automotive, Inc., 7%, 2014 (n)                                                                  5,260,000           5,128,500
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                                                                                                                   $   52,785,179
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BROADCASTING - 5.1%
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Allbritton Communications Co., 7.75%, 2012                                                        $ 5,730,000      $    5,815,950
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Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                                       4,420,000           4,060,875
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CanWest MediaWorks LP, 9.25%, 2015 (n)                                                              3,290,000           3,339,350
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Clear Channel Communications, Inc., 5.5%, 2014                                                      5,900,000           4,698,854
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Intelsat Bermuda Ltd., 11.25%, 2016                                                                 8,440,000           9,073,000
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Intelsat Corp., 0% to 2010, 9.25% to 2015                                                           4,765,000           3,919,212
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Intelsat Ltd., FRN, 11.409%, 2013                                                                   1,935,000           2,017,237
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  2,330,000           2,364,950
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ION Media Networks, Inc., FRN, 11.492%, 2013 (n)                                                    5,400,000           5,494,500
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LBI Media, Inc., 8.5%, 2017 (n)                                                                     3,205,000           3,237,050
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Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                 10,645,000          10,432,100
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                                                                                                                   $   54,453,078
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BROKERAGE & ASSET MANAGERS - 0.3%
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Nuveen Investments, Inc., 10.5%, 2015 (z)                                                         $ 2,985,000      $    2,985,000
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BUILDING - 1.3%
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Interface, Inc., 10.375%, 2010                                                                    $ 3,391,000      $    3,594,460
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Interface, Inc., 9.5%, 2014                                                                           600,000             633,000
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                   2,187,000           1,432,485
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Nortek Holdings, Inc., 8.5%, 2014                                                                   3,340,000           2,955,900
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Ply Gem Industries, Inc., 9%, 2012                                                                  6,545,000           5,334,175
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                                                                                                                   $   13,950,020
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BUSINESS SERVICES - 1.0%
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SunGard Data Systems, Inc., 10.25%, 2015                                                          $10,040,000      $   10,466,700
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CABLE TV - 2.3%
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CCH I Holdings LLC, 11%, 2015                                                                     $ 3,985,000      $    3,865,450
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CCO Holdings LLC, 8.75%, 2013                                                                       6,870,000           6,870,000
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CSC Holdings, Inc., 6.75%, 2012                                                                     6,715,000           6,496,762
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NTL Cable PLC, 9.125%, 2016                                                                         4,173,000           4,402,515
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Videotron Ltee, 6.875%, 2014                                                                        2,820,000           2,812,950
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                                                                                                                   $   24,447,677
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CHEMICALS - 3.5%
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Equistar Chemicals LP, 10.125%, 2008                                                              $   473,000      $      488,372
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Innophos, Inc., 8.875%, 2014                                                                        5,530,000           5,571,475
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Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014                                                  7,030,000           6,028,225
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Koppers, Inc., 9.875%, 2013                                                                         4,665,000           4,933,238
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Momentive Performance Materials, Inc., 9.75%, 2014 (z)                                              4,920,000           4,797,000
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Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                850,000             820,250
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Mosaic Co., 7.625%, 2016 (n)                                                                        6,365,000           6,858,288
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Nalco Co., 7.75%, 2011                                                                              1,485,000           1,510,988
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Nalco Co., 8.875%, 2013                                                                             6,215,000           6,541,288
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                                                                                                                   $   37,549,124
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COMPUTER SOFTWARE - 0.4%
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First Data Corp., 9.875%, 2015 (z)                                                                $ 3,890,000      $    3,724,675
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CONSUMER GOODS & SERVICES - 4.0%
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ACCO Brands Corp., 7.625%, 2015                                                                   $ 5,120,000      $    4,864,000
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Corrections Corp. of America, 6.25%, 2013                                                           3,710,000           3,686,998
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GEO Group, Inc., 8.25%, 2013                                                                        4,290,000           4,343,625
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Jarden Corp., 7.5%, 2017                                                                            4,535,000           4,308,250
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Kar Holdings, Inc., 10%, 2015 (n)                                                                   5,230,000           4,994,650
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Realogy Corp., 10.5%, 2014 (n)                                                                      4,885,000           4,060,656
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Service Corp. International, 7.375%, 2014                                                           2,385,000           2,438,663
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Service Corp. International, 6.75%, 2015                                                            1,410,000           1,406,475
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Service Corp. International, 7%, 2017                                                               7,550,000           7,380,125
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Visant Holding Corp., 8.75%, 2013                                                                   5,130,000           5,258,250
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                                                                                                                   $   42,741,692
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CONTAINERS - 1.3%
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Crown Americas, 7.625%, 2013                                                                      $ 1,840,000      $    1,872,200
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Graham Packaging Co. LP, 9.875%, 2014                                                               3,335,000           3,301,650
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Greif, Inc., 6.75%, 2017                                                                            3,415,000           3,389,387
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   5,470,000           5,688,800
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                                                                                                                   $   14,252,037
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DEFENSE ELECTRONICS - 0.8%
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L-3 Communications Corp., 6.125%, 2014                                                            $ 4,750,000      $    4,702,500
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L-3 Communications Corp., 5.875%, 2015                                                              4,475,000           4,363,125
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                                                                                                                   $    9,065,625
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ELECTRONICS - 1.5%
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Avago Technologies Finance, 11.875%, 2015                                                         $ 2,340,000      $    2,620,800
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Flextronics International Ltd., 6.25%, 2014                                                         3,535,000           3,340,575
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Freescale Semiconductor, Inc., 10.125%, 2016                                                        7,090,000           6,425,313
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Spansion LLC, 11.25%, 2016 (n)                                                                      3,855,000           3,705,619
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                                                                                                                   $   16,092,307
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EMERGING MARKET SOVEREIGN - 0.9%
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Republic of Argentina, FRN, 5.374%, 2012                                                          $ 6,474,375      $    5,876,929
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Republic of Venezuela, 7%, 2018                                                                     1,476,000           1,350,540
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Republic of Venezuela, 6%, 2020                                                                     3,230,000           2,719,660
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                                                                                                                   $    9,947,129
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ENERGY - INDEPENDENT - 4.6%
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Chaparral Energy, Inc., 8.875%, 2017 (n)                                                          $ 5,190,000      $    4,852,650
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Chesapeake Energy Corp., 7%, 2014                                                                   3,702,000           3,720,510
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Chesapeake Energy Corp., 6.375%, 2015                                                               6,610,000           6,411,700
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Forest Oil Corp., 7.25%, 2019 (n)                                                                   3,155,000           3,155,000
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Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                1,940,000           1,908,475
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Hilcorp Energy I LP, 9%, 2016 (n)                                                                   5,610,000           5,820,375
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Mariner Energy, Inc., 8%, 2017                                                                      3,910,000           3,861,125
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Newfield Exploration Co., 6.625%, 2014                                                              3,625,000           3,561,563
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OPTI Canada, Inc., 8.25%, 2014 (n)                                                                  2,595,000           2,601,488
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Plains Exploration & Production Co., 7%, 2017                                                       8,625,000           8,193,750
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Quicksilver Resources, Inc., 7.125%, 2016                                                           5,380,000           5,299,300
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                                                                                                                   $   49,385,936
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ENTERTAINMENT - 0.4%
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AMC Entertainment, Inc., 11%, 2016                                                                $ 4,045,000      $    4,378,713
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FINANCIAL INSTITUTIONS - 1.6%
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General Motors Acceptance Corp., 6.875%, 2011                                                     $12,054,000      $   11,109,111
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General Motors Acceptance Corp., 6.75%, 2014                                                        4,236,000           3,753,494
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Residential Capital LLC, 7.125%, 2008                                                               2,685,000           2,262,113
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Residential Capital LLC, 7.5%, 2012                                                                   598,000             436,540
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                                                                                                                   $   17,561,258
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FOOD & BEVERAGES - 1.6%
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ARAMARK Corp., 8.5%, 2015                                                                         $ 6,550,000      $    6,631,875
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B&G Foods Holding Corp., 8%, 2011                                                                   3,570,000           3,534,300
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Del Monte Corp., 6.75%, 2015                                                                        3,920,000           3,812,200
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Michael Foods, Inc., 8%, 2013                                                                       3,105,000           3,105,000
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                                                                                                                   $   17,083,375
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FOREST & PAPER PRODUCTS - 1.8%
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Buckeye Technologies, Inc., 8%, 2010                                                              $ 1,122,000      $    1,116,390
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Buckeye Technologies, Inc., 8.5%, 2013                                                              7,725,000           7,956,750
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Canada Paper Corp., 8.625%, 2011                                                                      915,000             722,850
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Jefferson Smurfit Corp., 8.25%, 2012                                                                4,872,000           4,872,000
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JSG Funding PLC, 7.75%, 2015                                                                          525,000             517,125
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Millar Western Forest Products, Ltd., 7.75%, 2013                                                   4,650,000           3,603,750
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                                                                                                                   $   18,788,865
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GAMING & LODGING - 6.1%
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Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                            $ 4,290,000      $    4,011,150
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Harrah's Entertainment, Inc., 5.75%, 2017                                                          13,380,000           9,867,750
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Harrah's Operating Co., Inc., 5.375%, 2013                                                            660,000             530,630
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Isle of Capri Casinos, Inc., 7%, 2014                                                               3,620,000           3,212,750
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Mandalay Resort Group, 9.375%, 2010                                                                 3,525,000           3,701,250
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MGM Mirage, Inc., 8.5%, 2010                                                                        3,075,000           3,217,219
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MGM Mirage, Inc., 8.375%, 2011                                                                      2,895,000           3,025,275
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MGM Mirage, Inc., 6.75%, 2013                                                                       4,020,000           3,919,500
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MGM Mirage, Inc., 5.875%, 2014                                                                      3,010,000           2,791,775
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MGM Mirage, Inc., 7.5%, 2016                                                                        7,760,000           7,711,500
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Pinnacle Entertainment, Inc., 8.25%, 2012                                                           3,795,000           3,908,850
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Station Casinos, Inc., 6.5%, 2014                                                                   9,025,000           7,535,875
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Wimar Opco LLC, 9.625%, 2014 (n)                                                                    7,035,000           5,276,250
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Wynn Las Vegas LLC, 6.625%, 2014                                                                    6,740,000           6,622,050
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                                                                                                                   $   65,331,824
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INDUSTRIAL - 1.3%
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Blount, Inc., 8.875%, 2012                                                                        $ 5,055,000      $    5,130,825
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   7,525,000           7,807,187
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Wesco Distribution, Inc., 7.5%, 2017                                                                  720,000             673,200
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                                                                                                                   $   13,611,212
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INSURANCE - HEALTH - 0.3%
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Centene Corp., 7.25%, 2014                                                                        $ 2,735,000      $    2,728,162
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INSURANCE - PROPERTY & CASUALTY - 0.3%
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USI Holdings Corp., 9.75%, 2015 (n)                                                               $ 3,965,000      $    3,499,113
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MACHINERY & TOOLS - 0.7%
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Case New Holland, Inc., 7.125%, 2014                                                              $ 7,460,000      $    7,721,100
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 7.2%
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Advanced Medical Optics, Inc., 7.5%, 2017                                                         $ 1,930,000      $    1,819,025
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Community Health Systems, Inc., 8.875%, 2015 (n)                                                    7,610,000           7,705,125
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Cooper Cos., Inc., 7.125%, 2015                                                                     5,600,000           5,544,000
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DaVita, Inc., 6.625%, 2013                                                                          2,665,000           2,651,675
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DaVita, Inc., 7.25%, 2015                                                                           9,005,000           9,106,306
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HCA, Inc., 6.375%, 2015                                                                             7,870,000           6,719,012
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HCA, Inc., 9.25%, 2016                                                                             16,355,000          17,213,637
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HealthSouth Corp., 10.75%, 2016                                                                     2,890,000           3,048,950
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LVB Acquisition Merger Sub, Inc., 10%, 2017 (z)                                                     3,140,000           3,226,350
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LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (z)                                                 1,230,000           1,253,063
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Psychiatric Solutions, Inc., 7.75%, 2015                                                            5,500,000           5,596,250
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U.S. Oncology, Inc., 10.75%, 2014                                                                   6,330,000           6,583,200
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Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                                3,330,000           3,388,275
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Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                                            1,015,000           1,017,538
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VWR Funding, Inc., 10.25%, 2015 (n)(p)                                                              2,835,000           2,778,300
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                                                                                                                   $   77,650,706
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METALS & MINING - 4.3%
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Arch Western Finance LLC, 6.75%, 2013                                                             $ 5,300,000      $    5,167,500
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FMG Finance Ltd., 10.625%, 2016 (n)                                                                 7,395,000           8,763,075
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Foundation PA Coal Co., 7.25%, 2014                                                                 1,645,000           1,616,212
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Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                   4,615,000           4,984,200
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Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                 10,615,000          11,623,425
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Peabody Energy Corp., 5.875%, 2016                                                                  4,440,000           4,229,100
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Peabody Energy Corp., 7.375%, 2016                                                                  3,600,000           3,744,000
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PNA Group, Inc., 10.75%, 2016                                                                       4,055,000           4,146,238
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Ryerson, Inc., 12%, 2015 (z)                                                                        2,030,000           2,085,825
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                                                                                                                   $   46,359,575
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NATURAL GAS - DISTRIBUTION - 0.8%
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AmeriGas Partners LP, 7.125%, 2016                                                                $ 5,550,000      $    5,425,125
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Inergy LP, 6.875%, 2014                                                                             3,625,000           3,552,500
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                                                                                                                   $    8,977,625
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NATURAL GAS - PIPELINE - 2.5%
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Atlas Pipeline Partners LP, 8.125%, 2015                                                          $ 5,495,000      $    5,467,525
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Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)                              6,000,000           6,186,108
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Transcontinental Gas Pipe Line Corp., 7%, 2011                                                      2,705,000           2,819,963
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Williams Cos., Inc., 7.125%, 2011                                                                   2,608,000           2,705,800
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Williams Cos., Inc., 8.75%, 2032                                                                    4,350,000           5,067,750
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Williams Partners LP, 7.25%, 2017                                                                   4,285,000           4,418,906
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                                                                                                                   $   26,666,052
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NETWORK & TELECOM - 3.2%
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Cincinnati Bell, Inc., 8.375%, 2014                                                               $ 5,965,000      $    5,979,912
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Citizens Communications Co., 9.25%, 2011                                                            4,461,000           4,873,642
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Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                     3,965,000           4,192,988
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Qwest Capital Funding, Inc., 7.25%, 2011                                                            3,620,000           3,638,100
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Qwest Corp., 7.875%, 2011                                                                             715,000             754,325
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Qwest Corp., 8.875%, 2012                                                                           5,210,000           5,704,950
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Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     1,650,000           1,713,938
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Windstream Corp., 8.625%, 2016                                                                      5,515,000           5,901,050
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Windstream Corp., 7%, 2019                                                                          1,270,000           1,250,950
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                                                                                                                   $   34,009,855
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OIL SERVICES - 1.0%
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Basic Energy Services, Inc., 7.125%, 2016                                                         $ 6,565,000      $    6,318,813
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Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                            3,210,000           3,306,300
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GulfMark Offshore, Inc., 7.75%, 2014                                                                1,340,000           1,346,700
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                                                                                                                   $   10,971,813
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OTHER BANKS & DIVERSIFIED FINANCIALS - 0.1%
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VTB Capital S.A., 6.609%, 2012 (z)                                                                $ 1,128,000      $    1,119,277
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PHARMACEUTICALS - 0.3%
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Warner Chilcott Corp., 8.75%, 2015                                                                $ 3,059,000      $    3,166,065
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PRINTING & PUBLISHING - 3.9%
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American Media Operations, Inc., 10.25%, 2009                                                     $ 3,741,000      $    3,582,007
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Dex Media, Inc., 0% to 2008, 9% to 2013                                                             9,895,000           9,375,512
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Dex Media, Inc., 0% to 2008, 9% to 2013                                                             6,115,000           5,793,962
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Idearc, Inc., 8%, 2016                                                                             10,485,000          10,511,212
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Nielsen Finance LLC, 10%, 2014                                                                      3,035,000           3,194,338
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Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                      4,690,000           3,388,525
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R.H. Donnelley Corp., 8.875%, 2016                                                                  6,230,000           6,230,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,075,556
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RETAILERS - 1.1%
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Buhrmann U.S., Inc., 7.875%, 2015                                                                 $ 2,075,000      $    1,997,187
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Couche-Tard, Inc., 7.5%, 2013                                                                       3,140,000           3,179,250
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Neiman Marcus Group, Inc., 9%, 2015 (p)                                                             3,785,000           3,993,175
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Rite Aid Corp., 7.5%, 2017                                                                          1,530,000           1,422,900
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Rite Aid Corp., 9.5%, 2017 (n)                                                                      1,645,000           1,521,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,114,137
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SPECIALTY STORES - 1.1%
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Claire's Stores, Inc., 9.25%, 2015 (n)                                                            $ 4,260,000      $    3,631,650
---------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.5%, 2017 (n)                                                                510,000             387,600
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 10%, 2014                                                                    3,145,000           3,168,588
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Payless ShoeSource, Inc., 8.25%, 2013                                                               4,195,000           4,147,806
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,335,644
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SUPERMARKETS - 0.7%
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Stater Brothers Holdings, Inc., 7.75%, 2015                                                       $ 3,545,000      $    3,536,138
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SUPERVALU, Inc., 7.5%, 2014                                                                         3,815,000           3,919,913
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,456,051
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7%, 2017 (z)                                                                $ 2,070,000      $    2,116,575
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                      2,365,000           2,512,812
---------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                            1,000,000             992,500
---------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                            2,400,000           2,382,000
---------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                     4,720,000           5,251,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,254,887
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                         $ 7,055,000      $    7,266,650
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                           $ 5,130,000      $    5,424,975
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7%, 2017 (n)                                                                11,270,000          11,016,425
---------------------------------------------------------------------------------------------------------------------------------
Intergen N.V., 9%, 2017 (n)                                                                         2,730,000           2,886,975
---------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.3%, 2011                                                          2,900,000           2,932,625
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                             4,870,000           4,936,963
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                     15,520,000          15,481,200
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                   1,555,000           1,582,213
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.875%, 2017                                                                  7,475,000           7,540,406
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   51,801,782
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $  901,160,528
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                                228,100      $    4,801,505
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)                                                                            59,500           1,701,105
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,502,610
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. (a)                                                                              114,700      $    2,827,355
---------------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                             35,100           1,253,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,080,425
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)                                                                           47,600      $      394,604
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                            48,900      $    1,315,410
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                          20,100      $    1,839,351
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                                52,900      $      870,734
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                  11,900      $      574,532
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                   12,000             564,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,138,532
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                         58,250      $    2,488,440
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                                                             1,087                   0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,488,440
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                    48,000      $    1,751,520
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                      19,300      $    1,257,781
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                           206,408      $            0
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                                     102,500      $    2,271,400
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Knology Inc. (a)                                                                                          571      $        9,587
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                      242,000           3,254,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,264,487
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $   27,175,294
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 9.3% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft ACQ CO, Letter of Credit, 5.26%, 2014                                           $   127,224      $      124,123
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft ACQ CO, Term Loan B, 7.17%, 2014                                                  3,094,740           3,019,304
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,143,427
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Allison Transmission, Term Loan B, 8.17%, 2014                                                    $ 1,764,689      $    1,720,019
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.70%, 2013                                                            6,366,740           6,120,916
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber, Second Lien Term Loan, 6.43%, 2014                                          3,365,959           3,266,034
---------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 10.98%, 2011                                       3,476,611           3,340,443
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,447,412
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan B, 6.73%, 2014                                                   $ 2,672,254      $    2,570,930
---------------------------------------------------------------------------------------------------------------------------------
Univison Communications, Inc., Term Loan B, 7.21%, 2014 (o)                                         3,100,369           2,934,111
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,505,041
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp., Second Lien Term Loan, 10.81%, 2014 (o)                                 $ 3,469,598      $    2,873,984
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Term Loan, 6.99%, 2013                                              $ 5,433,760      $    5,214,842
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Term Loan B, 7.57%, 2013                                                        4,060,462           3,960,121
---------------------------------------------------------------------------------------------------------------------------------
MCC Iowa Mediacom Broadband LLC, Term Loan A, 6.69%, 2011                                           3,664,936           3,511,008
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,685,971
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan, 6.98%, 2014                                                               $ 5,789,098      $    5,683,657
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp., Term Loan B-2, 7.96%, 2014                                                      $ 2,753,555      $    2,649,148
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Initial Second Lien Term Loan, 9.75%, 2013                                $ 3,317,424      $    3,323,644
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 9.75%, 2013                                          1,061,576           1,063,566
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,387,210
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods, Term Loan B, 6.70%, 2014                                                              $ 4,477,698      $    4,332,171
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Letter of Credit, 5.11%, 2014                                                    378,107             366,426
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Term Loan B, 7.59%, 2014                                                         837,979             812,092
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Term Loan C, 7.41%, 2014                                                       2,793,264           2,706,974
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,217,663
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.41%, 2012                                                     $ 5,913,067      $    5,769,550
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan B-2, 7.37%, 2012                                                     388,569             379,138
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,148,688
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., Term Loan B, 7.03%, 2014 (o)                                       $ 2,036,269      $    1,954,818
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Term Loan, 7.76%, 2014                                                    3,307,471           3,232,019
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.45%, 2013                                                                 7,796,411           7,607,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,794,182
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan B, 6.30%, 2014                                                     $ 1,917,505      $    1,868,130
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2012                                   $ 1,610,231      $    1,579,436
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan B, 6.48%, 2012                                          2,841,649           2,787,303
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,366,739
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.20%, 2014                                                            $ 6,060,158      $    5,966,985
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, Term Loan B, 7.36%, 2013                                                       5,008,801           4,870,163
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,837,148
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan B, 7.62%, 2013                                                   $ 4,754,653      $    4,536,732
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                        $  100,145,132
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                                     2,034      $    2,145,870
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75%                                                                 2,625      $       65,625
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                           $    2,211,495
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.30%, at Net Asset Value                                35,791,018      $   35,791,018
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,066,483,467
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                   7,240,281
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,073,723,748
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $879,003,436 and 82.42% of market value. An independent pricing service provided an evaluated bid for 82.32% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $159,571,856, representing 14.9% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                      ACQUISITION       ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                     DATE              COST       MARKET VALUE    NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.11%, 2011                            10/13/06-10/19/07     $2,326,000     $ 2,132,477
Allison Transmission, Inc., 11%, 2015                                   10/11/07          5,479,550       5,577,656
American Tower Corp., 7%, 2017                                           9/24/07          2,070,000       2,116,575
Anthracite Ltd., CDO, 6%, 2037                                           5/14/02          3,503,209       2,236,602
Asset Securitization Corp., FRN, 8.636%, 2029                            1/25/05          1,726,172       2,067,500
CWCapital Cobalt CDO Ltd., "E2", 6%, 2045                                3/20/06            957,539         766,270
CWCapital Cobalt CDO Ltd., "G", FRN, 6.565%, 2050                        4/12/06            610,000         487,323
CWCapital Cobalt CDO Ltd., "F", FRN, 6.365%, 2050                        4/12/06          1,890,000       1,484,690
Falcon Franchise Loan LLC, FRN, 3.69%, 2025                              1/29/03          2,788,616       1,816,351
First Data Corp., 9.875%, 2015                                     10/16/07-10/18/07      3,690,074       3,724,675
LVB Acquisition Merger Sub, Inc., 10%, 2017                          9/24/07-9/25/07      3,139,019       3,226,350
LVB Acquisition Merger Sub, Inc., 11.625%, 2017                         10/18/07          1,248,450       1,253,063
Momentive Performance Materials, Inc., 9.75%, 2014                       9/10/07          4,806,378       4,797,000
Nuveen Investments, Inc., 10.5%, 2015                                   10/31/07          2,985,000       2,985,000
Ryerson, Inc., 12%, 2015                                           10/3/07-10/30/07       2,094,263       2,085,825
TIERS Beach Street Synthetic, CLO, FRN, 9.244%, 2011                     5/17/06          2,750,000       2,459,325
VTB Capital S.A., 6.609%, 2012                                          10/25/07          1,128,000       1,119,277
Wachovia Credit, CDO, FRN, 6.553%, 2026                                   6/8/06          1,320,000       1,118,317
                                                                                                        ---------------------
Total Restricted Securities                                                                             $41,454,276       3.9%
                                                                                                        =====================

The following abbreviations are used in this report and are defined:

CDO      Collateralized Debt Obligation
CLN      Credit-Linked Note
CLO      Collateralized Loan Obligation
FRN      Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
         GBP      British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH INCOME FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 10/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $1,077,535,393
                                                              ==============
Gross unrealized appreciation                                 $   16,600,139
Gross unrealized depreciation                                    (27,652,065)
                                                              --------------
      Net unrealized appreciation (depreciation)              $  (11,051,926)
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of October 31, 2007, the portfolio had unfunded loan commitments of $325,787, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                    UNFUNDED        UNREALIZED
                                                      LOAN         APPRECIATION
BORROWER                                           COMMITMENT     (DEPRECIATION)
--------------------------------------------------------------------------------
Community Health Systems, Delayed Draw
Term Loan B, 2014                                   $218,135         $ (4,976)
Univison Communications, Inc., Delayed Draw
Term Loan B, 2014                                    107,652           (8,307)
                                                    --------         --------
                                                    $325,787         $(13,283)
                                                    ========         ========

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 10/31/07

                                                                                              NET UNREALIZED
                        CONTRACTS TO        SETTLEMENT                          CONTRACTS      APPRECIATION
TYPE     CURRENCY     DELIVER/RECEIVE       DATE RANGE     IN EXCHANGE FOR      AT VALUE      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
Buy         GBP           788,716            12/19/07         $1,580,587       $1,639,231         $58,644

FUTURES CONTRACTS OUTSTANDING AT 10/31/07
                                                                                                UNREALIZED
                                                                                EXPIRATION     APPRECIATION
DESCRIPTION                                  CONTRACTS           VALUE              DATE      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                       116           $13,060,875         Dec-07         $128,362

SWAP AGREEMENTS AT 10/31/07

                  NOTIONAL                             CASH FLOWS            CASH FLOWS
EXPIRATION         AMOUNT        COUNTERPARTY          TO RECEIVE              TO PAY            VALUE
--------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09   USD    4,200,000    JPMorgan             4.10% (fixed rate)            (1)           $(181,052)
                              Chase Bank

6/20/09   USD    2,100,000    JPMorgan              4.8% (fixed rate)            (1)             (67,474)
                              Chase Bank

6/20/12   USD    9,500,000    JPMorgan                     (2)           4.21% (fixed rate)      725,001
                              Chase Bank (a)

6/20/12   USD    4,200,000    Morgan Stanley       3.76% (fixed rate)            (3)            (594,960)
                              Capital Services,
                              Inc.

6/20/12   USD    2,100,000    Morgan Stanley       4.15% (fixed rate)            (3)            (270,276)
                              Capital Services,
                              Inc.

9/20/12   USD    4,200,000    Goldman Sachs        3.75% (fixed rate)            (4)             105,396
                              International

3/20/17   USD      700,000    Merrill Lynch                (5)           0.81% (fixed rate)      (15,851)
                              International

3/20/17   USD      700,000    JPMorgan                     (5)           0.80% (fixed rate)      (15,324)
                              Chase Bank

3/20/17   USD      700,000    JPMorgan                     (5)           0.78% (fixed rate)      (14,272)
                              Chase Bank                                                       ---------
                                                                                               $(328,812)
                                                                                               =========

(1) Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated Inc., 8.375%,
    4/01/15.
(2) Fund to receive notional amount upon a defined credit event multiplied by the rate of return of the
    CDX High Yield Index (5yr,), 2.75%, 12/20/07.
(3) Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.
(4) Fund to pay notional amount upon a defined credit event by Allied Waste Industries, Inc., 7.375%,
    4/15/14.
(5) Fund to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%,
    8/01/10.
(a) Premiums paid by the fund amounted to $494,458.

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) TRANSACTIONS IN UNDERLYING FUNDS - AFFILIATED ISSUERS

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

                                             BEGINNING     ACQUISITIONS       DISPOSITIONS      ENDING
                                             SHARES/PAR     SHARES/PAR         SHARES/PAR     SHARES/PAR
UNDERLYING FUNDS:                              AMOUNT         AMOUNT             AMOUNT         AMOUNT
--------------------------------------------------------------------------------------------------------
MFS Institutional Money
Market Portfolio                                  -         356,241,393       (320,450,375)   35,791,018

                                                             CAPITAL GAIN
                                              REALIZED      DISTRIBUTIONS
                                                GAIN       FROM UNDERLYING      DIVIDEND        ENDING
UNDERLYING FUNDS:                              (LOSS)           FUNDS            INCOME         VALUE
--------------------------------------------------------------------------------------------------------
MFS Institutional Money
Market Portfolio                              $      -          $   -          $1,328,948    $35,791,018

MFS(R) MUNICIPAL HIGH INCOME FUND

10/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/07

ISSUER                                                                                               SHARES/PAR         VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 101.4%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Branson, MO, Regional Airport Transportation Development District Airport Rev.,  "B", 6%, 2025      $ 1,200,000    $    1,185,744
---------------------------------------------------------------------------------------------------------------------------------
Branson, MO, Regional Airport Transportation Development District Airport Rev.,  "B", 6%, 2037          300,000           297,507
---------------------------------------------------------------------------------------------------------------------------------
Branson, MO, Regional Airport Transportation Development District Airport Rev.,  "B", 6%, 2037        2,480,000         2,426,010
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility),
"B", FSA, 5.75%, 2022 (u)                                                                            12,500,000        13,428,375
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)                                           5,000,000         5,272,200
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev.
(Terminal One Group), 5.5%, 2024                                                                        850,000           892,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,501,886
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)                                                  $ 4,000,000    $    4,280,680
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027 (c)                                 1,165,000         1,208,385
---------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                    855,000           912,755
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010 (c)                                                                  1,000,000         1,091,150
---------------------------------------------------------------------------------------------------------------------------------
Florida Department of Transportation, 5%, 2017 (u)                                                    4,600,000         4,730,732
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                                    5,945,000         2,711,396
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                    6,000,000         2,447,760
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                                   720,000           727,927
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, FGIC, 5.25%, 2015 (u)                                                               10,620,000        11,743,808
---------------------------------------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                                                            119,167           120,265
---------------------------------------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                                                           365,000           372,961
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,347,819
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligation (Greenville Board), 5%, 2027                        $ 1,750,000    $    1,648,325
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, FGIC, 5.25%, 2020 (u)                                              $15,820,000    $   17,511,000
---------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031                               1,700,000           505,801
---------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034                               1,285,000           324,193
---------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036                               1,715,000           388,053
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, FGIC, 5.25%, 2012 (u)                                                     3,000,000         3,206,880
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, FGIC, 5.25%, 2013 (u)                                                    10,000,000        10,789,400
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                     1,700,000         1,825,545
---------------------------------------------------------------------------------------------------------------------------------
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                          3,495,000         1,375,422
---------------------------------------------------------------------------------------------------------------------------------
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)                                               1,255,000         1,362,227
---------------------------------------------------------------------------------------------------------------------------------
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)                                                 1,355,000         1,475,785
---------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2008 (c)                                                                   2,500,000         2,568,875
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2029                                               7,310,000         2,213,395
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2030                                               6,480,000         1,847,189
---------------------------------------------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2010 (c)                                                      1,700,000         1,798,566
---------------------------------------------------------------------------------------------------------------------------------
Prosper, TX, Independent School District, Capital Appreciation, School Building,
"N", PSF, 0%, 2031                                                                                    2,595,000           761,347
---------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                           2,960,000         1,102,097
---------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                           2,995,000           996,886
---------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028                3,260,000         1,114,659
---------------------------------------------------------------------------------------------------------------------------------
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030                           2,205,000           704,696
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, School Rev. (Haverford Township Project),
XLCA, 5%, 2027                                                                                        2,670,000         2,784,703
---------------------------------------------------------------------------------------------------------------------------------
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033                     8,965,000         2,346,141
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,002,860
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 23.1%
---------------------------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.,
"A" (Russell Hospital Corp.), 5.75%, 2036                                                           $ 1,900,000    $    1,918,620
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems),
"B", 6.75%, 2010 (c)                                                                                  1,200,000         1,292,772
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
9.25%, 2010 (c)                                                                                       6,100,000         7,193,608
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
"A", 5%, 2028                                                                                         1,465,000         1,365,717
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
"A", 5.375%, 2040                                                                                     5,785,000         5,523,113
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
"B", 9.25%, 2010 (c)                                                                                  3,360,000         3,962,381
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)     2,500,000         2,695,525
---------------------------------------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A", 7.125%, 2033          2,500,000         2,636,575
---------------------------------------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.),
"A", 8.25%, 2010 (c)                                                                                  2,500,000         2,863,925
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Valleycare Health Systems),
"A", 5.125%, 2031                                                                                       300,000           281,403
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Valleycare Health Systems),
"A", 5%, 2022                                                                                           600,000           581,142
---------------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                                   2,050,000         2,053,977
---------------------------------------------------------------------------------------------------------------------------------
Cass County, MO, Hospital Authority Rev., 5.625%, 2038                                                1,215,000         1,221,136
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.35%, 2017                                                           1,000,000         1,014,830
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029                                                            3,350,000         3,359,313
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013               1,560,000         1,584,352
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B", 6.35%, 2013            1,095,000         1,119,101
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
"A", 6.75%, 2031                                                                                      2,500,000         2,631,800
---------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023          900,000           946,782
---------------------------------------------------------------------------------------------------------------------------------
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron
Regional Medical Center), 5%, 2032                                                                    2,000,000         1,886,800
---------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026             110,000           106,193
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 6.5%, 2011 (c)               770,000           856,633
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)     2,200,000         2,474,406
---------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                            1,165,000         1,208,140
---------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                              5,020,000         5,324,463
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2011 (c)                                         750,000           817,298
---------------------------------------------------------------------------------------------------------------------------------
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), "A", 4.875%, 2027            4,725,000         4,360,561
---------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                     750,000           766,283
---------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                     865,000           892,818
---------------------------------------------------------------------------------------------------------------------------------
Genesee County, NY, Industrial Development Agency Civic Facility Rev.
(United Memorial Medical Center), 5%, 2027                                                            1,320,000         1,232,722
---------------------------------------------------------------------------------------------------------------------------------
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042                     1,880,000         1,753,777
---------------------------------------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
7.125%, 2010 (c)                                                                                      2,250,000         2,485,643
---------------------------------------------------------------------------------------------------------------------------------
Hermann, MO, Hospital Rev., 5.15%, 2036                                                               3,920,000         3,679,978
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital), 6%, 2011 (c)     3,000,000         3,298,410
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                        2,090,000         1,884,929
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                            2,500,000         2,542,250
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health & Educational Facilities Authority, Hospital Rev.
(Community Foundation of Northwest Indiana), 5.5%, 2037                                               8,150,000         8,055,705
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health & Educational Facilities Authority, Hospital Rev.
(Community Foundation of Northwest Indiana), "A", 6.375%, 2011 (c)                                      360,000           398,315
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health & Educational Facilities Authority, Hospital Rev.
(Community Foundation of Northwest Indiana), "A", 6.375%, 2011 (c)                                    6,785,000         7,507,128
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health & Educational Facilities Authority, Hospital Rev.
(Community Foundation of Northwest Indiana), "A", 6.375%, 2021                                        2,940,000         3,073,858
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health & Educational Facilities Authority, Hospital Rev.
(Community Foundation of Northwest Indiana), "A", 6.375%, 2031                                        2,165,000         2,242,853
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital),
6.125%, 2031                                                                                          3,750,000         3,897,263
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), "C", 5.8%, 2032            5,135,000         5,061,518
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States Health),
"A", 5.5%, 2036                                                                                       1,095,000         1,106,180
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems),
5.5%, 2029                                                                                            1,290,000         1,306,718
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems),
5.75%, 2035                                                                                           1,395,000         1,430,140
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.5%, 2010 (c)              1,965,000         2,142,498
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.625%, 2010 (c)            1,565,000         1,711,719
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.5%, 2020      3,035,000         3,219,983
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare),
"A", 6.625%, 2028                                                                                       435,000           460,300
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (Covenant Health),
"A", 0%, 2039                                                                                         5,000,000           900,100
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational & Housing Facilities Board Rev.
(University Health Systems, Inc.), 5.25%, 2027                                                        2,025,000         2,047,376
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Baptist Health Systems), 6.5%, 2031                                                                  7,100,000         7,325,567
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2035                                                                      3,795,000           860,478
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2037                                                                      1,625,000           328,429
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2036                                                                      2,490,000           533,084
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(University Health Systems, Inc.), 5.25%, 2036                                                        2,700,000         2,695,896
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital),
6.375%, 2034                                                                                          5,575,000         5,472,476
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032               410,000           414,715
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037               400,000           402,968
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025      2,050,000         2,099,159
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2034     4,345,000         4,440,938
---------------------------------------------------------------------------------------------------------------------------------
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                                   2,640,000         2,532,394
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010 (c)                                              1,000,000         1,092,660
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A", 5.7%, 2015       3,500,000         3,570,245
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.5%, 2012       1,500,000         1,587,195
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D", 5.25%, 2018      4,600,000         4,605,888
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital),
"D", 6.35%, 2012 (c)                                                                                  1,450,000         1,632,323
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital),
"C", 6.625%, 2018                                                                                     1,405,000         1,416,085
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health),
"B", 6.375%, 2034                                                                                       760,000           789,716
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center),
"A", 6%, 2023                                                                                        12,090,000        12,117,323
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(University of Massachusetts Memorial Hospital), "C", 6.5%, 2021                                        500,000           525,925
---------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                   1,200,000         1,222,164
---------------------------------------------------------------------------------------------------------------------------------
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2027                     655,000           661,936
---------------------------------------------------------------------------------------------------------------------------------
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2037                   1,365,000         1,369,095
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029           2,490,000         2,687,382
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019       3,505,000         3,743,340
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021                   1,000,000         1,022,790
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation, Inc.),
5.625%, 2008 (c)                                                                                        250,000           258,320
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.),
5.375%, 2026                                                                                          1,720,000         1,654,468
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.),
5.5%, 2035                                                                                            3,225,000         3,050,205
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev.
(Highland Hospital of Rochester), 5%, 2025                                                              185,000           186,047
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2031                                                              2,745,000         2,662,211
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2036                                                              1,100,000         1,054,581
---------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "A", 5.05%, 2026                                          1,075,000         1,045,405
---------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "A", 5.15%, 2031                                            770,000           743,312
---------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "B", 5%, 2022                                             2,000,000         1,930,820
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
"A", 6.125%, 2012 (c)                                                                                 1,320,000         1,472,196
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
"A", 6.125%, 2032                                                                                       180,000           186,849
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health), 6.5%, 2017 (c)        3,715,000         4,017,030
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Littleton Regional Hospital), "A", 5.9%, 2018                                                        1,750,000         1,778,648
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Littleton Regional Hospital), "B", 5%, 2008                                                            160,000           160,021
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized Hospital),
"A", 5.5%, 2030                                                                                         755,000           762,165
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev.
(Palisades Medical Center), 6.625%, 2031                                                              1,115,000         1,169,089
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
Capital Appreciation, "B", 0%, 2036                                                                   4,305,000           778,043
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
Capital Appreciation, "B", 0%, 2038                                                                  22,690,000         3,617,694
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University Hospital),
"A", 6.875%, 2030                                                                                     4,000,000         4,150,760
---------------------------------------------------------------------------------------------------------------------------------
New Mexico State Hospital Equipment Loan Council, Hospital Rev.
(Rehoboth McKinley Christian Hospital), "A", 5%, 2017                                                   500,000           482,345
---------------------------------------------------------------------------------------------------------------------------------
New Mexico State Hospital Equipment Loan Council, Hospital Rev.
(Rehoboth McKinley Christian Hospital), "A", 5.25%, 2026                                              1,580,000         1,455,780
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "A", 6.375%, 2031                                                  490,000           500,903
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "B", 6.375%, 2031                                                1,450,000         1,482,263
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "C", 6.45%, 2032                                                   920,000           949,495
---------------------------------------------------------------------------------------------------------------------------------
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                            4,455,000         4,425,552
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013       5,000,000         4,895,050
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6%, 2014                 2,400,000         2,560,296
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6.6%, 2031               4,080,000         4,325,126
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023             480,000           532,824
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev.
(Temple University Hospital), "A", 5.5%, 2030                                                         5,750,000         5,783,753
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2012 (c)                                                            9,000,000        10,152,540
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014                 1,395,000         1,424,169
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                   1,855,000         1,882,120
---------------------------------------------------------------------------------------------------------------------------------
Salida, CO, Hospital District Rev., 5.25%, 2036                                                       6,045,000         5,510,501
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                    450,000           497,183
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                    750,000           828,638
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                    745,000           823,113
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                  1,255,000         1,386,587
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.25%, 2012 (c)                                                                 750,000           836,865
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.25%, 2012 (c)                                                               1,250,000         1,394,775
---------------------------------------------------------------------------------------------------------------------------------
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032                                        615,000           635,387
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                               2,725,000         2,855,500
---------------------------------------------------------------------------------------------------------------------------------
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015                          885,000           903,311
---------------------------------------------------------------------------------------------------------------------------------
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020                          1,805,000         1,829,999
---------------------------------------------------------------------------------------------------------------------------------
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029                        1,330,000         1,339,975
---------------------------------------------------------------------------------------------------------------------------------
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036                        2,580,000         2,433,688
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018        3,500,000         3,505,880
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.375%, 2024       4,000,000         4,001,160
---------------------------------------------------------------------------------------------------------------------------------
St. Genevieve County, MO, Hospital Rev., "B", 5%, 2026                                                1,000,000           952,640
---------------------------------------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev.
(Ranken Jordan Project), 5%, 2027                                                                     1,350,000         1,259,334
---------------------------------------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev.
(Ranken Jordan Project), 5%, 2035                                                                     1,300,000         1,171,690
---------------------------------------------------------------------------------------------------------------------------------
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast Project), 6%, 2035                         2,000,000         2,072,020
---------------------------------------------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev.
(Wellmont Health Systems Project), "C", 5.25%, 2036                                                   3,320,000         3,271,229
---------------------------------------------------------------------------------------------------------------------------------
Sumner County, TN, Health, Educational & Housing Facilities Board Rev.
(Sumner Regional Health), "A", 5.5%, 2046                                                             4,000,000         3,974,520
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020                4,500,000         4,643,955
---------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.2%, 2021                                                       4,300,000         4,380,453
---------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.25%, 2031                                                      2,000,000         2,035,680
---------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                     3,150,000         3,339,063
---------------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.5%, 2037                              4,725,000         4,771,683
---------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), "A", 5.25%, 2032          3,515,000         3,452,574
---------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), "A", 5.375%, 2037         2,885,000         2,865,007
---------------------------------------------------------------------------------------------------------------------------------
University of Colorado, Hospital Authority Rev., "A", 5.25%, 2039                                       755,000           752,660
---------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031       1,900,000         2,004,253
---------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                          1,175,000         1,197,642
---------------------------------------------------------------------------------------------------------------------------------
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047                                 3,750,000         3,733,463
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)         2,000,000         2,235,360
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)        2,595,000         2,914,834
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                                                       3,885,000         4,015,886
---------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                               4,000,000         4,155,600
---------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024             810,000           825,228
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                            4,500,000         4,645,530
---------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                         2,500,000         2,705,350
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030     2,250,000         2,414,520
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
"B", 5.625%, 2029                                                                                     1,100,000         1,107,942
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A", 5.375%, 2034       1,510,000         1,498,313
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Healthcare), 5.25%, 2031                                                          5,625,000         5,497,538
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Healthcare), "B", 5.125%, 2030                                                    4,085,000         3,933,242
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "B", 6.8%, 2016                                                      1,365,000         1,458,380
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "B", 7.125%, 2031                                                    2,000,000         2,106,900
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. Joseph's Hospital), "A", 6.15%, 2015                                                             2,000,000         1,998,860
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. Joseph's Hospital), "C", 6.2%, 2020                                                                250,000           246,633
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  377,479,825
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 13.0%
---------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Sears Methodist Retirement), "A", 7%, 2033                                                         $ 1,155,000    $    1,229,186
---------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)                      2,250,000         2,760,413
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.125%, 2016 (d)                                                                                      1,415,000         1,273,981
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026 (d)      3,345,000         3,008,159
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority, Retirement Community Rev.
(Ann's Choice, Inc.), 6.125%, 2025                                                                    1,320,000         1,350,716
---------------------------------------------------------------------------------------------------------------------------------
Burlington County, NJ (The Evergreens), 5.625%, 2038                                                  1,995,000         1,987,658
---------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.)
ETM, 10%, 2012 (c)                                                                                      480,000           556,709
---------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA, Industrial & Commercial Development Authority
(Asbury Health Center Project), 5.75%, 2022                                                             500,000           505,610
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032              1,090,000         1,120,858
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (American Baptist Homes), "A", 5.9%, 2037                   2,730,000         2,731,720
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Christian Living Communities Project),
"A", 5.75%, 2037                                                                                      3,355,000         3,317,290
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
"B", 6.125%, 2033                                                                                     1,500,000         1,546,215
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                          760,000           889,086
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley),
"A", 7.25%, 2013 (c)                                                                                  1,965,000         2,298,755
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage Presbyterian), 0%, 2008 (c)    29,975,000        29,170,171
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian), 0%, 2008 (c)    48,475,000        13,394,612
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian), 0%, 2008 (c)     4,500,000         4,377,510
---------------------------------------------------------------------------------------------------------------------------------
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033                       600,000           583,056
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                  1,020,000         1,041,165
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), "A", 5%, 2027      2,500,000         2,250,800
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities, First Mortgage
(Lenbrook Square Foundation, Inc.), "A", 5.125%, 2042                                                 2,500,000         2,166,000
---------------------------------------------------------------------------------------------------------------------------------
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037      3,725,000         3,421,524
---------------------------------------------------------------------------------------------------------------------------------
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior
Living Community), 8%, 2033                                                                           1,500,000         1,672,455
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend),
"A", 5.625%, 2026                                                                                     1,500,000         1,441,665
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), "A", 5.75%, 2036     1,500,000         1,434,885
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleanloch Farms),
"A", 5.5%, 2027                                                                                       1,150,000         1,096,065
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms),
"A", 5.5%, 2037                                                                                       3,050,000         2,824,758
---------------------------------------------------------------------------------------------------------------------------------
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority
(Redstone Village Project), 5.5%, 2028                                                                2,265,000         2,166,518
---------------------------------------------------------------------------------------------------------------------------------
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority
(Redstone Village Project), 5.5%, 2043                                                                1,960,000         1,811,569
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                                 1,510,000         1,539,203
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), "A", 5.5%, 2027                       1,600,000         1,566,240
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), "A", 5.5%, 2037                       3,000,000         2,873,460
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Friendship Village), "A", 5.375%, 2025                               4,630,000         4,377,989
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                            1,510,000         1,529,555
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Montgomery Place), "A", 5.75%, 2038                                  1,730,000         1,683,896
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012                         790,000           789,242
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), "A", 5.55%, 2041       770,000           737,160
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)               3,900,000         4,679,337
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), "A", 5.5%, 2025               2,495,000         2,506,577
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), "B", 5.75%, 2018              2,520,000         2,540,714
---------------------------------------------------------------------------------------------------------------------------------
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.),
"A", 5.4%, 2027                                                                                       2,180,000         2,098,119
---------------------------------------------------------------------------------------------------------------------------------
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.),
"A", 5.5%, 2037                                                                                       3,375,000         3,195,720
---------------------------------------------------------------------------------------------------------------------------------
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027                       750,000           721,493
---------------------------------------------------------------------------------------------------------------------------------
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036                       2,200,000         2,111,384
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "C", 6.875%, 2012 (c)               1,250,000         1,429,688
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Refunding & Improvement), 5.375%, 2027                       1,580,000         1,557,248
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Refunding & Improvement), 5.5%, 2039                         2,605,000         2,543,991
---------------------------------------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                           1,870,000         1,895,339
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Residential Care Facilities Rev.
(Westminster-Canterbury of Lynchburg, Inc.), 5%, 2031                                                   310,000           280,488
---------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)                      1,395,000         1,450,940
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Adventcare), "A", 6.75%, 2037                          4,640,000         4,586,826
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), "A", 5.5%, 2027                   1,235,000         1,204,261
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), "A", 5.75%, 2035                    310,000           307,012
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025                            6,635,000         6,651,057
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                   6,670,000         6,872,701
---------------------------------------------------------------------------------------------------------------------------------
Montana Facility Finance Authority Rev. (St. Johns Lutheran), "A", 6.125%, 2036                       1,360,000         1,385,078
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev.
(AHF/Montgomery), 6.875%, 2036                                                                        3,805,000         3,868,239
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.125%, 2028                                                              750,000           769,058
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                                                             1,490,000         1,527,250
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center),
"A", 8.7%, 2014                                                                                       1,350,000         1,353,632
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Lions Gate Project), "A", 5.875%, 2037                  920,000           931,969
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036                  2,735,000         2,553,943
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036                         300,000           281,805
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027                    4,000,000         4,068,400
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
"A", 6%, 2025                                                                                           375,000           385,039
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
"A", 6.125%, 2035                                                                                       340,000           349,333
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, First Mortgage (Southminster), "A", 5.75%, 2037               1,765,000         1,740,096
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Presbyterian Homes), 5.4%, 2027                                                                      1,515,000         1,519,166
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Presbyterian Homes), 5.5%, 2031                                                                        955,000           957,607
---------------------------------------------------------------------------------------------------------------------------------
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), "A", 6%, 2038                 1,700,000         1,728,373
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038              1,180,000         1,142,570
---------------------------------------------------------------------------------------------------------------------------------
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037                   1,790,000         1,772,243
---------------------------------------------------------------------------------------------------------------------------------
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045                     395,000           387,803
---------------------------------------------------------------------------------------------------------------------------------
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027                                              2,950,000         2,858,993
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev.
(Germantown Village), "A", 7.25%, 2034                                                                2,470,000         2,519,449
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), "A", 6%, 2027        1,840,000         1,859,283
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), "A", 6%, 2042        1,690,000         1,685,048
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev., First Mortgage
(Lutheran Homes of South Carolina), 5.5%, 2028                                                          870,000           829,919
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev., First Mortgage
(Lutheran Homes of South Carolina), 5.625%, 2042                                                        550,000           517,061
---------------------------------------------------------------------------------------------------------------------------------
St. Johns County, FL Industrial Development Authority (Bayview Project), "A", 5.25%, 2041             2,800,000         2,446,192
---------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame),
"A", 6%, 2038                                                                                           475,000           482,567
---------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                             1,310,000         1,326,506
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039      1,500,000         1,512,660
---------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.5%, 2025                                                                  1,440,000         1,433,131
---------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.65%, 2035                                                                 2,155,000         2,139,958
---------------------------------------------------------------------------------------------------------------------------------
Ulster County, NY, Industrial Development Agency, "A", 6%, 2037                                       3,925,000         3,886,967
---------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), "A", 5.625%, 2027        785,000           781,742
---------------------------------------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), "A", 5.625%, 2038      3,980,000         3,875,445
---------------------------------------------------------------------------------------------------------------------------------
Washington, IA, Senior Housing Rev. (United Presbyterian Home of Washington), "A", 5.6%, 2036         1,615,000         1,537,189
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health, Educational & Housing Facilities Board Rev.
(All Saints Assisted Living Project), 5.9%, 2027                                                        615,000           616,113
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health, Educational & Housing Facilities Board Rev.
(All Saints Assisted Living Project), 6%, 2037                                                        1,230,000         1,226,519
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  213,415,095
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority Community Provider Rev.
(Boys & Girls Home of Alaska, Inc.), 5.875%, 2027                                                   $ 3,790,000    $    3,814,142
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority Community Provider Rev.
(Boys & Girls Home of Alaska, Inc.), 6%, 2036                                                         1,175,000         1,177,667
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)          1,420,000         1,515,864
---------------------------------------------------------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), "A", 6.25%, 2036         775,000           789,283
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation Group), 6%, 2018                   3,550,000         3,589,512
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(CDF Healthcare), "A", 7%, 2036                                                                       1,600,000         1,598,704
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(CDF Healthcare), "C", 7%, 2036                                                                       1,270,000         1,204,112
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(Westside Rehab Center Project), "A", 6.85%, 2036                                                     3,415,000         3,670,101
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(Westside Rehab Center Project), "B", 6.5%, 2013                                                        270,000           275,999
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024                2,850,000         2,858,180
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Child & Family Services), 6.125%, 2009 (c)                                                           1,095,000         1,148,896
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program),
6.1%, 2012                                                                                            1,005,000         1,018,276
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities),
8.875%, 2021                                                                                          1,925,000         2,121,004
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031      2,185,000         2,410,995
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017             608,000           609,277
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019                                 1,250,000           945,563
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,747,575
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029                               $ 3,045,000    $    2,726,402
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, TX (American Airlines, Inc.), 5.75%, 2029                                 7,590,000         7,138,471
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Special Facilities Rev. (American Airlines, Inc.),
5.5%, 2030                                                                                           10,700,000         9,997,759
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp.
(American Airlines, Inc.), 5.5%, 2030                                                                 4,325,000         3,956,640
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032                                 4,135,000         3,826,818
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032                                 3,460,000         3,467,543
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E", 6.75%, 2029           5,045,000         5,241,755
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7%, 2012                               1,700,000         1,771,281
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7.5%, 2024                             5,450,000         5,945,896
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Special Facilities Rev.
(Continental Airlines, Inc.), 6.25%, 2019                                                             3,205,000         3,230,864
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev.
(Continental Airlines, Inc.), 6.25%, 2029                                                             3,880,000         3,911,312
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031        3,935,000         4,499,004
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev.
(American Airlines, Inc.), 5.4%, 2020                                                                 1,250,000         1,157,900
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011            5,845,000         6,038,528
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025           29,945,000        33,938,166
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008            310,000           312,533
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012               950,000         1,001,633
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035 (a)                 120,000           119,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   98,282,475
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                                  $ 1,000,000    $    1,023,210
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030                    5,380,000         5,602,248
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                              3,015,000         3,055,853
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024                                         130,000           129,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,811,299
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.), "A", 5.8%, 2016                                                            $ 5,000,000    $    5,052,500
---------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Development Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A", 5%, 2033                                                               2,000,000         1,861,300
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018             540,000           571,352
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014        2,000,000         2,038,560
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029 (a)           1,700,000         1,780,818
---------------------------------------------------------------------------------------------------------------------------------
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.),
"A", 5.2%, 2018                                                                                       1,500,000         1,478,625
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)             2,000,000         2,137,200
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), 5.2%, 2027                                                                  2,890,000         2,820,842
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev.
(New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                     2,500,000         2,513,200
---------------------------------------------------------------------------------------------------------------------------------
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028        1,500,000         1,391,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,646,367
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)              $10,455,000    $          105
---------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)           3,890,000                39
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)              2,850,000         2,964,114
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,964,258
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018                            $ 3,160,000    $    3,097,084
---------------------------------------------------------------------------------------------------------------------------------
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), "A", 5.375%, 2035                        1,500,000         1,454,625
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036        2,060,000         2,147,241
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                                1,500,000         1,577,190
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                        5,780,000         5,928,546
---------------------------------------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017                     3,900,000         3,907,956
---------------------------------------------------------------------------------------------------------------------------------
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035                        10,640,000        11,320,428
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                           1,590,000         1,612,817
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Gloucester Marine), "C", 6.5%, 2015                   2,300,000         2,419,393
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (GMT Realty LLC), "B", 6.875%, 2037                    1,570,000         1,654,215
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
(IAC/InterActiveCorp), 5%, 2035                                                                       1,880,000         1,798,276
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-1", 7.875%, 2032 (a)(n)          4,225,000         4,595,237
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (a)(n)          1,860,000         2,022,992
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017               2,000,000         2,001,340
---------------------------------------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 0%, 2008 (c)                      10,294,113        10,616,730
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                   3,895,000         3,981,508
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   60,135,578
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.),
"A", 7.75%, 2025                                                                                    $ 1,200,000    $    1,323,336
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev.
(Georgia Pacific Corp.), 5.75%, 2028                                                                  1,510,000         1,447,999
---------------------------------------------------------------------------------------------------------------------------------
Cass County, TX, Industrial Development Corp. (International Paper Co.), "A", 4.625%, 2027            3,750,000         3,254,325
---------------------------------------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025             1,650,000         1,713,707
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvement Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                        3,100,000         3,442,612
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvement Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                        1,100,000         1,210,594
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), "A", 4.75%, 2030       1,940,000         1,702,738
---------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                        3,000,000         3,496,530
---------------------------------------------------------------------------------------------------------------------------------
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev.
(Smurfit-Stone Container), 5.25%, 2015                                                                2,700,000         2,678,292
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.), 7.75%, 2022             8,500,000         8,577,690
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev.
(Solvay Paperboard LLC), 6.8%, 2014                                                                   3,100,000         3,197,309
---------------------------------------------------------------------------------------------------------------------------------
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), "A", 6.125%, 2034       2,835,000         2,857,425
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025         2,250,000         2,340,563
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), 6.25%, 2019                                                                       6,830,000         6,747,630
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019                                                                   800,000           788,832
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,779,582
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017             $ 3,000,000    $    3,049,800
---------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), "A", 6.125%, 2019                   1,315,000         1,344,443
---------------------------------------------------------------------------------------------------------------------------------
Seminole Tribe, FL, Special Obligation, "A", 5.25%, 2027 (n)                                          1,840,000         1,826,439
---------------------------------------------------------------------------------------------------------------------------------
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)            1,040,000         1,000,511
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,221,193
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2011 (c)                   $ 1,300,000    $    1,416,896
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2011 (c)                     2,000,000         2,185,760
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "B", 5.75%, 2034                        2,705,000         2,651,008
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025                       540,000           546,545
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025                  395,000           410,314
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035                     795,000           739,485
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (n)                                      2,205,000         2,205,088
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay), "A", 5%, 2031                                   1,295,000         1,194,521
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Kapkowski Project), "B", 6.8%, 2018                   3,785,000         4,106,914
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014               1,765,000         1,773,048
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                      600,000           593,826
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), "D", 5.125%, 2025                 460,000           456,578
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), "F", 4.875%, 2025           2,810,000         2,707,126
---------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
"B", 4.8%, 2035                                                                                         910,000           846,455
---------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
"C", 5.125%, 2025                                                                                       275,000           274,513
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,108,077
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
(Jefferson Village Apartments), "B", 9%, 2018                                                       $ 1,755,000    $    1,758,335
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                                                            635,000           619,119
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                                                        1,155,000         1,122,602
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (a)(n)                                             8,000,000         8,253,120
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Senior Living
(Lewinsville Retirement Village), "A", 5.25%, 2032                                                    1,215,000         1,147,543
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)(n)                                               4,000,000         4,091,200
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)(n)                                               2,000,000         1,995,600
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)          1,430,000         1,445,015
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 6.875%, 2049 (a)(n)                                                 6,000,000         6,203,760
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (n)                                                      2,000,000         2,021,680
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.9%, 2049 (n)                                                      2,000,000         2,019,680
---------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.15%, 2048                 1,380,000         1,345,583
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025        2,050,000         2,028,414
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,051,651
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                 $   375,000    $      247,913
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                     450,000           278,361
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                     975,000           563,940
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                   1,235,000           669,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,759,238
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020                  $ 1,225,000    $    1,216,107
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County, KS, Unified Government Special Obligation Rev.
(Sales Tax - Second Lien Area B), 5%, 2020                                                            2,585,000         2,610,359
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,826,466
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                            $   315,000    $      322,743
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                         25,000            25,362
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                             115,000            31,310
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B", 0%, 2011                                     1,880,000           834,908
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                      205,000           210,966
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                             550,000           234,751
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                            430,000           449,797
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                           1,265,000         1,309,945
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D", GNMA, 5%, 2038                                2,105,000         2,148,742
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1", GNMA, 7.5%, 2026                              100,000           102,231
---------------------------------------------------------------------------------------------------------------------------------
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., "B", 5.5%, 2038                         440,000           433,594
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                        195,000           201,536
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program),
"B-1", GNMA, 6.2%, 2031                                                                                 345,000           347,446
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                     290,000           291,102
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                    1,120,000         1,185,576
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                     495,000           519,552
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.4%, 2037                    2,365,000         2,494,176
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                  135,000           136,273
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                   840,000           895,205
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.75%, 2037                 1,660,000         1,752,628
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                    1,070,000         1,151,695
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.625%, 2036                  930,000           964,261
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.85%, 2037                 1,510,000         1,617,225
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                    610,000           655,689
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033                   925,000           977,392
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,294,105
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                        $    20,000    $       20,320
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                             2,000             2,023
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                     895,000           920,508
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                            335,000           344,635
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                            52,000            53,778
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                           315,000           323,732
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                            520,000           533,177
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                       500,000           529,510
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 6.75%, 2021                                           140,000           147,967
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030                                            60,000            60,859
---------------------------------------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024                                       240,000           240,178
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031                 170,000           170,299
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                                2,250,000         2,293,853
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                              2,155,000         2,167,930
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 7.45%, 2031                                                                  100,000           102,869
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.35%, 2032                                                                                       380,000           380,676
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.85%, 2032                                                                                       310,000           327,248
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.75%, 2034                                                                                       305,000           315,782
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
"B", GNMA, 6.7%, 2030                                                                                   610,000           612,214
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
"B", GNMA, 6.05%, 2037                                                                                3,285,000         3,521,717
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                         320,000           330,682
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                           225,000           230,981
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                         3,115,000         3,318,565
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                    530,000           534,351
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                                970,000           978,720
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                             265,000           268,164
---------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp. (Single Family Mortgage), "B", GNMA, 5.25%, 2039                       2,255,000         2,294,891
---------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                        1,845,000         1,875,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,901,053
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A", 6.2%, 2019                                                            $ 3,900,000    $    3,959,982
---------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                                  2,000,000         2,007,420
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev.
(Ogden Haverhill Associates), "A", 5.5%, 2013                                                         2,475,000         2,503,413
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.6%, 2019                                                                                       5,425,000         5,396,519
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,867,334
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico (Mepsi Campus), "A", 6.25%, 2024                                        $   900,000    $      907,200
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico (Mepsi Campus), "A", 6.5%, 2037                                           1,800,000         1,823,454
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,730,654
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                              $ 1,805,000    $    1,917,109
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                                1,155,000         1,226,737
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2017 (u)                                   9,000,000         9,940,590
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.93%, 2018 (p)                        7,000,000         8,533,700
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NJ, FGIC, 5.75%, 2010 (c)(u)                                                           12,000,000        12,770,040
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
AMBAC, 0% to 2010, 4.6% to 2023                                                                       1,185,000         1,049,045
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "A", 5%, 2045      5,000,000         5,031,150
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                                                         1,091,967         1,110,224
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                                                       2,200,708         2,153,525
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036                    3,800,000         3,918,066
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020 (c)                            1,030,000         1,057,038
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)                                         1,000,000         1,096,430
---------------------------------------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2009 (c)                              250,000           257,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   50,061,222
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                             $ 2,700,000    $    2,806,542
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                            1,500,000         1,561,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,367,742
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2008 (c)                                                   $ 2,750,000    $    2,839,458
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                               280,000           283,646
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                               180,000           182,437
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                               560,000           562,195
---------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                                      6,310,000         1,670,131
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2024                            1,000,000         1,022,780
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029                           1,795,000         1,878,952
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031                              800,000           824,872
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2034                           1,195,000         1,245,417
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., XLCA, 5%, 2031                                       2,155,000         2,226,869
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                       1,500,000         1,537,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,274,317
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016                 $   480,000    $      451,123
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project),
"A-1", 5.5%, 2036                                                                                     1,480,000         1,313,485
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev.
(Master Infrastructure Projects), "A", 5.35%, 2036                                                    1,845,000         1,601,220
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Special Assessment
(Master Infrastructure Projects), "B", 5.1%, 2014                                                       710,000           668,422
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                       2,450,000         2,374,271
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                     1,765,000         1,719,781
---------------------------------------------------------------------------------------------------------------------------------
Ave Maria, FL, Stewardship Community, "A", 5.125%, 2038                                               2,045,000         1,680,867
---------------------------------------------------------------------------------------------------------------------------------
Belmont Community Development District, FL, Capital Improvement Rev., "B", 5.125%, 2014               3,015,000         2,843,024
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                        4,180,000         4,218,581
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                       3,400,000         3,432,674
---------------------------------------------------------------------------------------------------------------------------------
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036                     2,750,000         2,587,008
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "A-2", 6.85%, 2031         695,000           748,800
---------------------------------------------------------------------------------------------------------------------------------
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037            1,020,000           867,704
---------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                        825,000           769,156
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011                  420,000           409,261
---------------------------------------------------------------------------------------------------------------------------------
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038                          2,700,000         2,306,124
---------------------------------------------------------------------------------------------------------------------------------
Dardenne, MO, Town Square Transportation Development District, "A", 5%, 2026                          2,750,000         2,522,905
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project),
5.625%, 2036                                                                                            945,000           936,325
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, Special Assessment, "B-1", 4.875%, 2010           5,370,000         5,178,506
---------------------------------------------------------------------------------------------------------------------------------
East Homestead Community Development District, FL, Special Assessment, "B", 5%, 2011                    520,000           500,687
---------------------------------------------------------------------------------------------------------------------------------
Enclave at Black Point Marina Community Development District, FL, "A", 5.4%, 2037                       395,000           352,936
---------------------------------------------------------------------------------------------------------------------------------
Enclave at Black Point Marina Community Development District, FL, "B", 5.2%, 2014                     1,785,000         1,701,694
---------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                               995,000           976,175
---------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development, FL, "A", 6%, 2039                                             620,000           569,396
---------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development, FL, "B", 6%, 2017                                           3,685,000         3,553,482
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development District, FL, Special Assessment, "B", 6.25%, 2009                90,000            90,125
---------------------------------------------------------------------------------------------------------------------------------
Hawks Point Community Development District, FL, Special Assessment, "A", 5.3%, 2039                   1,430,000         1,231,731
---------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038     2,105,000         2,067,510
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                                 1,985,000         2,011,043
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                   4,600,000         4,647,748
---------------------------------------------------------------------------------------------------------------------------------
Killarney Community Development District, FL, Special Assessment, "B", 5.125%, 2009                     740,000           729,359
---------------------------------------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                             2,160,000         2,214,626
---------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                      1,000,000           997,030
---------------------------------------------------------------------------------------------------------------------------------
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017         2,975,000         2,908,747
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                            340,000           319,471
---------------------------------------------------------------------------------------------------------------------------------
Landmark at Doral, FL, Community Development District, Special Assessment, "B", 5.2%, 2015            2,000,000         1,881,600
---------------------------------------------------------------------------------------------------------------------------------
Legends Bay Community Development District, FL, "A", 5.875%, 2038                                     1,370,000         1,291,513
---------------------------------------------------------------------------------------------------------------------------------
Legends Bay Community Development District, FL, "B", 5.5%, 2014                                       1,580,000         1,531,368
---------------------------------------------------------------------------------------------------------------------------------
Magnolia Park Community Development District, FL, Special Assessment, "A", 6.15%, 2039                4,625,000         4,542,860
---------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                             1,575,000         1,576,827
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "A", 5.8%, 2022                  840,000           849,022
---------------------------------------------------------------------------------------------------------------------------------
Morgantown, WV, Tax Increment Rev., Parking Garage Project, "A", 4.8%, 2026                           1,215,000         1,157,239
---------------------------------------------------------------------------------------------------------------------------------
Morgantown, WV, Tax Increment Rev., Parking Garage Project, "A", 5%, 2033                               500,000           473,750
---------------------------------------------------------------------------------------------------------------------------------
Naturewalk Community Development District, FL, Capital Improvement Rev., "B", 5.3%, 2016              2,300,000         2,138,954
---------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B", 5.3%, 2012            1,360,000         1,251,676
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club),
"B-1", 5.125%, 2015                                                                                     585,000           549,438
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club),
"B-2", 5.125%, 2015                                                                                     310,000           291,316
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, Commision Tax Increment Rev. (Fort Henry Centre), "A", 5.85%, 2034                     865,000           861,488
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
"A", 5.9%, 2035                                                                                         725,000           702,032
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
"B", 5.375%, 2014                                                                                       815,000           784,519
---------------------------------------------------------------------------------------------------------------------------------
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016                                            1,675,000         1,638,452
---------------------------------------------------------------------------------------------------------------------------------
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023                                              1,500,000         1,439,070
---------------------------------------------------------------------------------------------------------------------------------
OTC Community Development District, FL, Special Assessment, "A", 5.3%, 2038                           1,500,000         1,317,930
---------------------------------------------------------------------------------------------------------------------------------
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016                                    565,000           557,785
---------------------------------------------------------------------------------------------------------------------------------
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028                                 1,220,000         1,190,171
---------------------------------------------------------------------------------------------------------------------------------
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036                   1,110,000           975,823
---------------------------------------------------------------------------------------------------------------------------------
Palm River Community Development District, FL, Special Assessment, "A", 5.375%, 2036                    970,000           850,748
---------------------------------------------------------------------------------------------------------------------------------
Palm River Community Development District, FL, Special Assessment, "B", 5.15%, 2013                   1,000,000           955,700
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013                1,145,000         1,082,494
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District, FL, Special Assessment, "B", 5%, 2010               1,705,000         1,649,042
---------------------------------------------------------------------------------------------------------------------------------
Parker Road Community Development District, FL, "A", 5.6%, 2038                                       1,260,000         1,157,008
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, Community Development District, FL, Special Assessment, "B", 5.625%, 2014             3,185,000         3,108,050
---------------------------------------------------------------------------------------------------------------------------------
Paseo, FL, Community Development District, "B", 4.875%, 2010                                          3,145,000         3,050,210
---------------------------------------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, FL, 6.2%, 2008                                                              30,000            30,028
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 2034                    755,000           721,425
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008                    275,000           275,190
---------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                          50,000            50,000
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037                 2,000,000         2,034,940
---------------------------------------------------------------------------------------------------------------------------------
Riverwood Estates Community Development District, FL, Special Assessment, "B", 5%, 2013               4,405,000         4,175,500
---------------------------------------------------------------------------------------------------------------------------------
Rolling Hills Community Development District, FL, "B", 5.125%, 2013                                   2,300,000         2,178,054
---------------------------------------------------------------------------------------------------------------------------------
Sarasota National Community Development District, FL, Special Assessment, 5.3%, 2039                  3,215,000         2,816,533
---------------------------------------------------------------------------------------------------------------------------------
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038             5,000,000         4,362,450
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                        770,000           755,493
---------------------------------------------------------------------------------------------------------------------------------
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037                         1,845,000         1,673,397
---------------------------------------------------------------------------------------------------------------------------------
Stoneybrook South Community Development District, FL, Special Assessment, "A", 5.8%, 2039             2,000,000         1,876,720
---------------------------------------------------------------------------------------------------------------------------------
Stoneybrook South Community Development District, FL, Special Assessment, "B"', 5.45%, 2015           2,000,000         1,913,740
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017             2,000,000         1,800,480
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038             1,500,000         1,235,730
---------------------------------------------------------------------------------------------------------------------------------
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040                          1,975,000         1,982,367
---------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016              2,645,000         2,383,833
---------------------------------------------------------------------------------------------------------------------------------
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037                  2,185,000         1,918,823
---------------------------------------------------------------------------------------------------------------------------------
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037               2,345,000         2,026,408
---------------------------------------------------------------------------------------------------------------------------------
Villa Portofino West Community Development District, FL, Special Assessment, "A", 5.35%, 2036           995,000           881,331
---------------------------------------------------------------------------------------------------------------------------------
Villa Vizcaya Community Development District, FL, "A", 5.55%, 2039                                      790,000           720,290
---------------------------------------------------------------------------------------------------------------------------------
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A", 5.45%, 2035               630,000           611,566
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, "A", 5.375%, 2039                                      1,580,000         1,402,471
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010                  2,155,000         2,078,153
---------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, FL, Special Assessment, "B", 5.125%, 2012           1,170,000         1,092,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  141,354,924
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                        $10,185,000    $   10,517,337
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032                                            495,000           513,681
---------------------------------------------------------------------------------------------------------------------------------
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034                                 2,500,000         2,411,025
---------------------------------------------------------------------------------------------------------------------------------
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, "A-2", 5.875%, 2030                              12,055,000        11,883,578
---------------------------------------------------------------------------------------------------------------------------------
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, "A-2", 6.5%, 2047                                 6,880,000         7,154,306
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
(Gold Country), 0%, 2033                                                                              7,870,000         1,591,157
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Tobacco Settlement (Los Angeles County),
0% to 2010, 5.65% to 2041                                                                             1,525,000         1,175,363
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                            4,165,000         4,173,663
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                            8,000,000           505,600
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                           14,000,000           491,960
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                 3,455,000         3,569,982
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.75%, 2040                                                   885,000           914,798
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                        19,160,000         1,416,882
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", 6.75%, 2013 (c)       2,620,000         3,030,371
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,
"A-1", 5.125%, 2047                                                                                   1,740,000         1,536,872
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-4", 7.8%, 2013 (c)             3,000,000         3,627,540
---------------------------------------------------------------------------------------------------------------------------------
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,
"C-1", 0%, 2036                                                                                      11,775,000         1,821,357
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0%
to 2007, 5.6% to 2034                                                                                 4,295,000         3,980,993
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                               4,915,000         4,883,642
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                                    4,325,000         4,323,919
---------------------------------------------------------------------------------------------------------------------------------
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Rev., Asset Backed,
"A", 6%, 2048                                                                                        11,470,000        11,437,655
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)                                        6,560,000         7,021,890
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)                                              45,000            52,488
---------------------------------------------------------------------------------------------------------------------------------
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                                1,570,000         1,343,512
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Tobacco Settlement Financing Corp., "A", 0%, 2052                                       41,525,000         2,062,962
---------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060                 33,955,000           645,824
---------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2036                                                                    7,265,000         1,087,062
---------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2041                                                                    5,640,000           585,940
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                       2,500,000         2,536,325
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                   3,725,000         3,810,414
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                                   2,435,000         2,534,665
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                            430,000           364,468
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                   1,035,000         1,084,773
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  104,092,004
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA, 0%, 2027            $12,305,000    $    4,527,502
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev., "A", 7.15%, 2010 (c)             5,000,000         5,489,150
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)                                        10,000,000        10,404,600
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                       2,100,000         1,678,446
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                       7,000,000         5,286,470
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                       5,100,000         3,635,739
---------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM, 0%, 2011 (c)            13,400,000        11,995,412
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,017,319
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)     $ 6,000,000    $    7,667,160
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028                     $ 3,530,000    $    3,414,287
---------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032                       1,025,000           973,197
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017           2,000,000         2,001,480
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029              2,205,000         2,148,133
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (California Baptist University),
"A", 5.5%, 2038                                                                                       1,580,000         1,561,909
---------------------------------------------------------------------------------------------------------------------------------
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004,
"B", AMBAC, 0%, 2027                                                                                  3,565,000         1,342,365
---------------------------------------------------------------------------------------------------------------------------------
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2032           4,825,000         1,415,173
---------------------------------------------------------------------------------------------------------------------------------
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2033           5,335,000         1,485,317
---------------------------------------------------------------------------------------------------------------------------------
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2034           9,580,000         2,564,566
---------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                  815,000           817,201
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                            9,150,000        10,742,526
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022                 1,300,000         1,353,235
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2031                     2,000,000         1,967,380
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                     2,810,000         2,739,132
---------------------------------------------------------------------------------------------------------------------------------
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018                       1,000,000         1,018,300
---------------------------------------------------------------------------------------------------------------------------------
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), "A", 5%, 2027                   1,100,000         1,042,822
---------------------------------------------------------------------------------------------------------------------------------
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), "A", 5%, 2034                   1,000,000           919,650
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Franklin Pierce Law Center), 5.5%, 2018                                                              1,200,000         1,220,880
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project), "A", 5.375%, 2029      760,000           770,230
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)     2,000,000         2,143,960
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009 (c)                                                                                     450,000           464,769
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034                 890,000           918,044
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Carroll College, Inc. Project),
5.25%, 2021                                                                                             500,000           513,575
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,538,131
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (California Baptist University),
"A", 5.4%, 2027                                                                                     $ 1,385,000    $    1,378,283
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Lancer Educational
Student Housing Project), 5.625%, 2033                                                                1,380,000         1,362,433
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center),
6.625%, 2012 (c)                                                                                      1,500,000         1,701,975
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2022                    100,000           101,899
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034                     55,000            55,234
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,599,824
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                                                                      $ 1,780,000    $    2,008,694
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                                                                        3,485,000         4,035,874
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037                2,760,000         2,734,994
---------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High
School Project), 6%, 2041                                                                             2,610,000         2,603,997
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), "A", 5.25%, 2027      1,570,000         1,474,780
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), "A",
5.375%, 2037                                                                                          3,155,000         2,907,711
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy),
5.25%, 2018                                                                                             985,000           984,133
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy),
5.5%, 2038                                                                                              460,000           440,928
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development Authority Rev.
(Our Lady of Good Council), "A", 6%, 2035                                                               450,000           455,999
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School), 6.5%, 2008 (c)          1,400,000         1,465,100
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021                    550,000           575,449
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031                   2,450,000         2,565,175
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools),
"C", 6.4%, 2013                                                                                       1,055,000         1,102,275
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools),
"C", 6.75%, 2031                                                                                      2,970,000         3,078,227
---------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Charter School Rev. (Lakeview Academy), "A", 5.625%, 2037                              800,000           771,432
---------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Charter School Rev. (Renaissance Academy), "A", 5.625%, 2037                         1,065,000         1,026,969
---------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), "A", 6%, 2038                    2,820,000         2,792,477
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,024,214
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                                        $   830,000    $      833,594
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.875%, 2032                                        1,800,000         1,733,598
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010        4,975,000         5,068,232
---------------------------------------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                                      1,700,000         1,714,535
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver),
"G", 5.125%, 2015                                                                                     1,050,000         1,049,339
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), "A", 6.5%, 2013                                                             2,300,000         2,302,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,701,828
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Energy Co.), "D", 5.4%, 2029 (a)                                    $   310,000    $      299,590
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), "C", 5.75%, 2036 (a)       5,815,000         5,751,907
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
Gulf States, Inc.), 5.45%, 2010                                                                       4,800,000         4,800,912
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                   3,240,000         3,276,839
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 5.8%, 2022                   4,500,000         4,520,880
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                   1,390,000         1,396,450
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric), "A", 6.95%, 2020                            3,000,000         3,081,180
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                            3,095,000         3,156,931
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017        2,800,000         3,023,804
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut
Light & Power), 5.9%, 2018                                                                            1,000,000         1,033,620
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025                                                                                       2,000,000         2,008,120
---------------------------------------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013              1,000,000         1,000,700
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General), 5.2%, 2033                                1,900,000         1,930,704
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.2%, 2028                                  1,255,000         1,122,535
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric Co.), 5.75%, 2030 (a)                             1,060,000         1,048,499
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                   3,335,000         3,342,337
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,795,008
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                          $ 2,750,000    $    2,908,098
---------------------------------------------------------------------------------------------------------------------------------
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037                                             5,675,000         5,469,735
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,377,833
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, "A", AMBAC, 4%, 2028                                      $ 5,000,000    $    4,626,300
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District, "A", 5%, 2047                                       745,000           703,481
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022                 900,000           871,470
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                     1,010,000         1,084,982
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010 (c)                                  1,000,000         1,074,240
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038             11,280,000        10,754,803
---------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037                     2,635,000         2,776,078
---------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                    655,000           641,743
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "A", FSA, 4.375%, 2032                                      10,150,000         9,727,253
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FRN, FGIC, 8.586%, 2019 (n)(v)                          765,000         1,035,902
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                        1,685,000         1,739,628
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., 5.5%, 2009 (c)(u)                                            15,170,000        15,900,436
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
Systems Project, "N", FSA, 5%, 2030                                                                   2,155,000         2,235,317
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, FGIC, 6.25%, 2010 (c)                                                                    1,000,000         1,080,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,252,243
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                            $1,657,646,484
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C", 3.58%, due 11/01/07                                      $   145,000    $      145,000
---------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 3.23%, due 11/01/07                          800,000           800,000
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN Public Building Authority (Local Public Government), 3.62%, due 11/01/07              335,000           335,000
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN Public Building Authority (Local Public Government), 3.62%, due 11/01/07              400,000           400,000
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Public Building Authority, Local Government Public Improvement,
"A-1", 3.62%, due 11/01/07                                                                              390,000           390,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A", 3.6%, due 11/01/07                                1,700,000         1,700,000
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 3.58%, due 11/01/07                   2,550,000         2,550,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.52%, due 11/01/07                     900,000           900,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "B", 3.6%, due 11/01/07                 700,000           700,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 3.6%, due 11/01/07                 850,000           850,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "A", 3.6%, due 11/01/07                 600,000           600,000
---------------------------------------------------------------------------------------------------------------------------------
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 3.6%, due 11/01/07               1,900,000         1,900,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A-4", 3.49%, due 11/01/07                                                                300,000           300,000
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, 3.35%, due 11/01/07                                                                  100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.47%, due 11/01/07                                     1,205,000         1,205,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.47%, due 11/01/07                                     2,015,000         2,015,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.62%, due 11/01/07                                                                                     100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., 3.47%, due 11/01/07                                   65,000            65,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II,
"B-1", 3.47%, due 11/01/07                                                                              600,000           600,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement II,
"E-1", 3.47%, due 11/01/07                                                                            1,100,000         1,100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III,
"B-2", 3.47%, due 11/01/07                                                                               50,000            50,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III,
"A-2", 3.47%, due 11/01/07                                                                              445,000           445,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III,
"D-1", 3.47%, due 11/01/07                                                                              945,000           945,000
---------------------------------------------------------------------------------------------------------------------------------
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.52%, due 11/01/07                    500,000           500,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                 $   18,695,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,676,341,484
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.5)%                                                                               (40,774,838)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,635,566,646
---------------------------------------------------------------------------------------------------------------------------------

(a) Mandatory tender date is earlier than stated maturity date.
(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of October 31, 2007 the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,657,646,484 and 98.89% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,511,727 representing 2.4% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:
BMA                  Bond Market Assn.
COP                  Certificate of Participation
ETM                  Escrowed to Maturity
FRN                  Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC                AMBAC Indemnity Corp.
FGIC                 Financial Guaranty Insurance Co.
FHA                  Federal Housing Administration
FNMA                 Federal National Mortgage Assn.
FSA                  Financial Security Assurance Inc.
GNMA                 Government National Mortgage Assn.
MBIA                 MBIA Insurance Corp.
PSF                  Permanent School Fund
XLCA                 XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES                Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL HIGH INCOME FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 10/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $1,614,761,944
                                                              ==============
Gross unrealized appreciation                                 $   59,347,641
Gross unrealized depreciation                                    (49,831,848)
                                                              --------------
      Net unrealized appreciation (depreciation)              $    9,515,793
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 10/31/07

                                                                                              UNREALIZED
                      NOTIONAL                         CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION             AMOUNT        COUNTERPARTY      TO RECEIVE           TO PAY          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07  USD        22,000,000    Merrill Lynch        7-Day BMA    2.795% (fixed rate)       $42,268
                                   Capital Services

12/01/09  USD        15,000,000    Merrill Lynch        7-Day BMA    3.180% (fixed rate)        (8,346)
                                   Capital Services                                            -------
                                                                                               $33,292
                                                                                               =======

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) High Yield Opportunities Fund

10/31/07
Quarterly portfolio holdings

[graphic  omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 87.2%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                                    $ 3,210,000      $    3,338,400
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                              4,515,000           4,594,000
---------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8%, 2011                                                          4,790,000           4,760,048
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,692,448
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                            $   218,626      $      212,341
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                              397,604             383,439
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                            1,451,376           1,393,321
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                            1,042,545           1,045,151
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,034,252
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Cerveceria Nacional Dominicana, 8%, 2014                                                          $   569,000      $      587,493
---------------------------------------------------------------------------------------------------------------------------------
Cerveceria Nacional Dominicana, 8%, 2014 (n)                                                          147,000             151,778
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      739,271
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                                   $ 3,255,000      $    3,397,406
---------------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                                                     3,605,000           2,307,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,704,606
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 (z)                                                                $ 1,500,000      $      975,117
---------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Mortgage Securities, CDO, FRN, 7.48%, 2038 (z)                                         1,372,760           1,206,972
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., CDO, "H", 6.1%, 2045 (n)                                                          1,025,662             512,831
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.636%, 2029 (z)                                                   2,300,000           2,377,625
---------------------------------------------------------------------------------------------------------------------------------
Babson CLO Ltd., "D", FRN, 6.743%, 2018 (n)                                                         1,005,000             840,180
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., CDO, 7%, 2040                                                                             993,500             855,553
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.69%, 2025 (i)(z)                                                  1,787,060             230,424
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.063%, 2051                              1,390,000           1,333,671
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.806%, 2030(i)                             3,763,394             106,794
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.83%, 2017                                                      1,390,000           1,315,040
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.477%, 2039 (i)(n)                                                 4,926,790             231,904
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                                               1,775,000           1,278,000
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                                                3,250,000           2,600,000
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                                              1,813,000           1,305,360
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,169,471
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Allison Transmission, Inc., 11%, 2015 (z)                                                         $ 5,880,000      $    5,990,250
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8.625%, 2010                                                                 1,255,000           1,220,176
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 9.75%, 2010                                                             11,740,000          11,690,798
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 7%, 2013                                                                 1,896,000           1,701,893
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 8%, 2016                                                                 2,535,000           2,346,888
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC., FRN, 7.993%, 2012                                                       1,615,000           1,495,128
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                  5,882,000           5,352,620
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                                1,969,000           2,153,594
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7%, 2014 (n)                                                                  3,045,000           2,968,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,920,222
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                        $ 4,037,000      $    4,097,555
---------------------------------------------------------------------------------------------------------------------------------
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                                       2,560,000           2,352,000
---------------------------------------------------------------------------------------------------------------------------------
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                              2,025,000           2,055,375
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2014                                                      3,125,000           2,488,800
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                     1,368,000           1,716,840
---------------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                                3,245,000           3,131,425
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                                 5,780,000           6,213,500
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Corp., 0% to 2010, 9.25% to 2015                                                           1,745,000           1,435,263
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., FRN, 11.409%, 2013                                                                   1,165,000           1,214,513
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  1,260,000           1,278,900
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., FRN, 11.492%, 2013 (n)                                                    3,370,000           3,428,975
---------------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                   4,375,000           4,008,594
---------------------------------------------------------------------------------------------------------------------------------
LBI Media, Inc., 8.5%, 2017 (n)                                                                     1,895,000           1,913,950
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                  8,320,000           8,153,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,489,290
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., 10.5%, 2015 (z)                                                         $ 1,970,000      $    1,970,000
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049(n)                                              $   515,000      $      496,306
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                        864,000             915,840
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                         1,055,000           1,113,025
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                   4,211,000           2,758,205
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                   2,114,000           1,870,890
---------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 9%, 2012                                                                  5,710,000           4,653,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,807,916
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 10.75%, 2016 (n)                                                           $ 1,575,000      $    1,641,938
---------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                            7,900,000           8,235,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,877,688
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                     $ 3,882,000      $    3,765,540
---------------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                       2,035,000           2,035,000
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012                                                                     2,085,000           2,017,238
---------------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland GmbH, 10.625%, 2014                                                               1,635,000           1,773,975
---------------------------------------------------------------------------------------------------------------------------------
NTL Cable PLC, 9.125%, 2016                                                                         2,924,000           3,084,820
---------------------------------------------------------------------------------------------------------------------------------
Videotron Ltee, 6.875%, 2014                                                                        1,835,000           1,830,413
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,506,986
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                                      $ 2,890,000      $    2,911,675
---------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014                                                  4,981,000           4,271,208
---------------------------------------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875%, 2013                                                                         2,575,000           2,723,063
---------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 9.75%, 2014 (z)                                              3,025,000           2,949,375
---------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                              3,260,000           3,145,900
---------------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (n)                                                                        3,050,000           3,286,375
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                                960,000             976,800
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                             3,735,000           3,931,088
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,195,484
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp., 9.875%, 2015 (z)                                                                $ 3,735,000      $    3,576,263
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                                             $   700,000      $      721,000
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
ACCO Brands Corp., 7.625%, 2015                                                                   $ 2,250,000      $    2,137,500
---------------------------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 11.5%, 2015                                                                   2,305,000           2,402,963
---------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                           2,400,000           2,385,120
---------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc., 8%, 2012                                                                    3,275,000           3,144,000
---------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                        2,465,000           2,495,813
---------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 6.95%, 2017                                                                           2,945,000           2,797,750
---------------------------------------------------------------------------------------------------------------------------------
Kar Holdings, Inc., 10%, 2015 (n)                                                                   4,555,000           4,350,025
---------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 10.5%, 2014 (n)                                                                      2,945,000           2,448,031
---------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 12.375%, 2015 (n)                                                                    3,915,000           2,857,950
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.375%, 2014                                                           1,485,000           1,518,413
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 6.75%, 2015                                                              765,000             763,088
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017                                                               3,615,000           3,533,663
---------------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013                                                                   3,350,000           3,433,750
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A. De C.V., 8.625%, 2012                                                                      204,000             203,490
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A.B. De C.V., 9.125%, 2017                                                                    907,000             895,663
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,367,219
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Crown Americas, 7.625%, 2013                                                                      $ 1,180,000      $    1,200,650
---------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                                               3,190,000           3,158,100
---------------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 6.75%, 2017                                                                            2,185,000           2,168,613
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   3,570,000           3,712,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,240,163
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                                            $ 1,500,000      $    1,485,000
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                              4,415,000           4,304,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,789,625
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                                                         $ 2,285,000      $    2,559,200
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.25%, 2014                                                         2,280,000           2,154,600
---------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125%, 2016                                                        5,365,000           4,862,031
---------------------------------------------------------------------------------------------------------------------------------
Spansion LLC, 11.25%, 2016 (n)                                                                      4,495,000           4,320,819
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,896,650
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                                             $   283,000      $      291,150
---------------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035                                                                         3,362,000           3,145,565
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.212%, 2016                                                            2,538,000           2,494,093
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                            3,402,641           3,498,694
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                         2,020,000           1,979,600
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016 (n)                                                               309,000             318,672
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.25%, 2017 (n)                                                               723,000             716,674
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.875%, 2037 (n)                                                            1,878,000           1,859,220
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (n)                                                                317,000             324,529
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, 9.625%, 2013                                                                           1,340,000           1,544,350
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035 (z)                                                  191,000             204,179
---------------------------------------------------------------------------------------------------------------------------------
Petroleos de Venezuela S.A., 5.25%, 2017                                                            1,327,000           1,002,549
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,379,275
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                           $ 2,200,000      $    2,250,710
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                               874,000             893,228
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                             3,263,000           3,654,560
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009 (z)                          BRL 4,148,092           2,347,161
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank (Republic of Indonesia, CLN), 10.15%, 2013 (z)                                $ 1,002,000             978,092
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                     3,000,000           2,674,833
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2015                                                                     1,951,000           1,682,738
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                                  1,101,749           1,115,521
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.374%, 2012                                                            2,040,000           1,851,752
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 0%, 2033                                                            ARS   610,000             242,738
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 0.624%, 2035 (i)                                                      $ 3,967,000             545,463
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 7.375%, 2037                                                                  1,141,000           1,303,022
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.33%, 2015                                                                511,000             536,550
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 10%, 2030                                                                        464,000             443,120
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                                1,475,000           1,799,500
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (n)                                                              386,000             447,760
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ghana, 8.5%, 2017 (z)                                                                     131,000             134,384
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.625%, 2037                                                                   393,000             386,614
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                      1,802,000           1,892,100
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 6.55%, 2037                                                                       1,456,000           1,532,440
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 8%, 2016                                                                     329,000             372,593
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.5%, 2024                                                                   930,000           1,034,625
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                                   234,000             314,438
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031                                                                1,405,000           1,601,700
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                     1,249,000           1,322,441
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.75%, 2018                                                                     1,243,000           1,261,645
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.875%, 2036                                                                    2,843,000           2,818,266
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                                    1,349,000           1,632,290
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 8%, 2022                                                                       2,331,000           2,657,340
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                     2,325,000           2,127,375
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 6%, 2020                                                                       650,000             547,300
---------------------------------------------------------------------------------------------------------------------------------
Republica Orient Uruguay, 7.625%, 2036                                                                236,000             263,730
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                   1,218,000           1,598,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,264,654
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                          $ 3,975,000      $    3,716,625
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                               3,840,000           3,724,800
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                               2,115,000           2,104,425
---------------------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd., 9.75%, 2014 (n)                                                               1,875,000           1,856,250
---------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.25%, 2019 (n)                                                                   1,860,000           1,860,000
---------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                2,295,000           2,257,706
---------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 9%, 2016 (n)                                                                   3,010,000           3,122,875
---------------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 8%, 2017                                                                      3,455,000           3,411,813
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                              2,255,000           2,215,538
---------------------------------------------------------------------------------------------------------------------------------
OPTI Canada, Inc., 8.25%, 2014 (n)                                                                  2,750,000           2,756,875
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017                                                       5,205,000           4,944,750
---------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                           3,125,000           3,078,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,049,782
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                                             $   674,000      $      674,000
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2013 (z)                                                                   131,000             131,000
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                   896,000             873,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,678,600
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                                $ 2,430,000      $    2,630,475
---------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                     2,585,000           2,190,788
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,821,263
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                     $ 5,779,000      $    5,325,996
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                        3,302,000           2,925,882
---------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 7.125%, 2008                                                               1,615,000           1,360,638
---------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 7.5%, 2012                                                                   360,000             262,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,875,316
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015                                                                         $ 5,565,000      $    5,634,563
---------------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                                   1,525,000           1,509,750
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., 7%, 2016                                                                            1,000,000             935,000
---------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 6.75%, 2015                                                                        2,180,000           2,120,050
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                       1,400,000           1,400,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,599,363
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.4%, 2018                                                            $ 1,870,000      $    1,318,350
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                                2,041,000           2,030,795
---------------------------------------------------------------------------------------------------------------------------------
Canada Paper Corp., 8.625%, 2011                                                                      595,000             470,050
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                                2,949,000           2,949,000
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                                        1,365,000           1,344,525
---------------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products, Ltd., 7.75%, 2013                                                   4,830,000           3,743,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,855,970
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Cap Cana S.A., 9.625%, 2013                                                                       $   790,000      $      809,750
---------------------------------------------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                              3,200,000           2,992,000
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                           9,565,000           7,054,188
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.375%, 2013                                                          2,245,000           1,804,946
---------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7%, 2014                                                               3,570,000           3,168,375
---------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                                 1,000,000           1,050,000
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                      2,485,000           2,596,825
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                      1,975,000           1,831,813
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 7.5%, 2016                                                                        6,435,000           6,394,781
---------------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc., 9%, 2012                                                                      970,000             970,000
---------------------------------------------------------------------------------------------------------------------------------
NCL Corp. Ltd., 10.625%, 2014                                                                       2,140,000           2,166,750
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                           1,950,000           2,008,500
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                   5,335,000           4,454,725
---------------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (n)                                                                    6,125,000           4,593,750
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                    4,185,000           4,111,763
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   46,008,166
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                        $ 2,415,000      $    2,451,225
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   4,855,000           5,037,063
---------------------------------------------------------------------------------------------------------------------------------
Wesco Distribution, Inc., 7.5%, 2017                                                                  460,000             430,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,918,388
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                                               $ 3,950,000      $    3,485,875
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                              $ 1,160,000      $    1,200,600
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                                                      $ 4,160,000      $    3,920,800
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                                                           1,325,000           1,248,813
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                    4,980,000           5,042,250
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015                                                                     2,980,000           2,950,200
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                            860,000             855,700
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                           5,645,000           5,708,506
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9%, 2014                                                                                 4,680,000           4,581,757
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                             2,580,000           2,202,675
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016                                                                              8,115,000           8,541,038
---------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016                                                                     3,655,000           3,856,025
---------------------------------------------------------------------------------------------------------------------------------
LVB Acquisition Merger Sub, Inc., 10%, 2017 (z)                                                     1,895,000           1,947,113
---------------------------------------------------------------------------------------------------------------------------------
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (z)                                                 2,065,000           2,103,719
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                            3,080,000           3,133,900
---------------------------------------------------------------------------------------------------------------------------------
Surgical Care Affiliates, Inc., 10%, 2017 (n)                                                       2,815,000           2,702,400
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                   3,040,000           3,161,600
---------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                                1,910,000           1,943,425
---------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                                              590,000             591,475
---------------------------------------------------------------------------------------------------------------------------------
VWR Funding, Inc., 10.25%, 2015 (n)                                                                 3,000,000           2,940,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,431,396
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                             $ 2,605,000      $    2,539,875
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 6,125,000           7,258,125
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                   980,000             962,850
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                   2,530,000           2,732,400
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                  4,345,000           4,757,775
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                  1,675,000           1,595,438
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                  1,635,000           1,700,400
---------------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016                                                                       3,475,000           3,553,188
---------------------------------------------------------------------------------------------------------------------------------
Ryerson, Inc., 12%, 2015 (z)                                                                        1,725,000           1,772,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,872,489
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                                $ 3,000,000      $    2,932,500
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                          $ 2,955,000      $    2,940,225
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)                              3,805,000           3,923,023
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011 (n)                                                             1,337,000           1,348,699
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.375%, 2017 (n)                                                               537,000             502,095
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                   1,060,000           1,099,750
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                    2,570,000           2,994,050
---------------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017                                                                   2,750,000           2,835,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,643,780
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                               $ 2,820,000      $    2,827,050
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                     1,270,000           1,343,025
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                            2,015,000           2,025,075
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                           1,400,000           1,477,000
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                             465,000             509,175
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     1,425,000           1,480,219
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                      3,190,000           3,413,300
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7%, 2019                                                                            660,000             650,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,724,944
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                         $ 1,870,000      $    1,799,875
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                            1,020,000           1,050,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,850,475
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                   $ 1,115,000      $    1,183,350
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                   1,136,000           1,185,700
---------------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014 (n)                                                   1,419,000           1,234,530
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013 (n)                                                                   212,000             218,657
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.125%, 2008 (n)                                                       869,000             858,138
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       643,000             594,775
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                        1,066,000           1,103,118
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 6.609%, 2012 (z)                                                                  1,106,000           1,097,447
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,475,715
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                                $ 2,587,000      $    2,677,545
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                     $ 3,710,000      $    3,552,325
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                      610,000             650,413
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             3,250,000           3,079,375
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             2,465,000           2,335,588
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                              6,090,000           6,105,225
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10%, 2014                                                                      1,830,000           1,926,075
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                      5,380,000           3,887,050
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                  5,050,000           5,050,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,586,051
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                    $   665,000      $      704,900
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                                 $ 1,095,000      $    1,053,938
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                       1,635,000           1,655,438
---------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015                                                     1,105,000           1,168,538
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015                                                                 1,835,000           1,935,925
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.5%, 2017                                                                            990,000             920,700
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2017 (n)                                                                      3,300,000           3,052,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,787,039
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 9.25%, 2015 (n)                                                            $ 5,415,000      $    4,616,288
---------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.5%, 2017 (n)                                                                585,000             444,600
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 10%, 2014                                                                    1,895,000           1,909,213
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                               2,535,000           2,506,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,476,582
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 7.75%, 2015                                                       $ 1,975,000      $    1,970,063
---------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                         2,105,000           2,162,888
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,132,951
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7%, 2017 (z)                                                                $ 1,315,000      $    1,344,588
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                      1,305,000           1,386,563
---------------------------------------------------------------------------------------------------------------------------------
Globo Comunicacoes e Participacoes S.A., 7.25%, 2022 (n)                                            1,230,000           1,217,700
---------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                              745,000             739,413
---------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                            1,265,000           1,255,513
---------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                     3,270,000           3,637,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,581,652
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Autopistas del Sol S.A., 11.5%, 2017 (n)                                                          $ 1,326,000      $    1,206,660
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)                                                        346,000             237,010
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                                                  1,419,000           1,401,263
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,844,933
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                         $ 3,615,000      $    3,723,450
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                           $ 2,840,000      $    3,003,300
---------------------------------------------------------------------------------------------------------------------------------
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013 (n)                                             123,000             134,685
---------------------------------------------------------------------------------------------------------------------------------
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013                                                 300,000             328,500
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7%, 2017 (n)                                                                 7,670,000           7,497,425
---------------------------------------------------------------------------------------------------------------------------------
EEB International Ltd., 8.75%, 2014 (z)                                                             1,167,000           1,204,928
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                     93,000             104,414
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                          1,693,000           1,798,369
---------------------------------------------------------------------------------------------------------------------------------
Intergen N.V., 9%, 2017 (n)                                                                         1,610,000           1,702,575
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                          754,000             772,850
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                          1,530,000           1,591,200
---------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.3%, 2011                                                          1,900,000           1,921,375
---------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.5%, 2021                                                        1,250,000           1,228,125
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                             3,000,000           3,041,250
---------------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                               1,975,000           1,826,875
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                      7,450,000           7,431,375
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                   1,000,000           1,017,500
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.875%, 2017                                                                  4,470,000           4,509,113
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,113,859
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - GAS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.5%, 2017 (z)                                                            $ 1,182,000      $    1,236,608
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL BONDS                                                                                                     $  679,632,675
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                                                                29      $            0
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                                144,800      $    3,048,040
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)                                                                            33,200             949,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,997,228
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. (a)                                                                               72,900      $    1,796,985
---------------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                             21,200             756,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,553,825
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)                                                                           28,000      $      232,120
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                            29,000      $      780,100
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                          14,100      $    1,290,291
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                                28,000      $      460,880
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                   7,100      $      342,788
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                    7,100             333,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      676,488
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                         26,820      $    1,145,750
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                    25,400      $      926,846
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                      11,400      $      742,938
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                                      59,400      $    1,316,304
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                      246,100      $    3,310,045
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL COMMON STOCKS                                                                                             $   17,432,815
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 7.4% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft ACQ CO, Letter of Credit, 5.26%, 2014                                           $    79,917      $       77,969
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft ACQ CO, Term Loan B, 7.17%, 2014                                                  1,970,652           1,922,617
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,000,586
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Allison Transmission, Term Loan B, 8.17%, 2014                                                    $ 1,069,358      $    1,042,289
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.7%, 2013                                                             3,620,007           3,480,236
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber, Second Lien Term Loan, 6.43%, 2014                                          1,995,680           1,936,434
---------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 10.98%, 2011                                       3,190,622           3,065,655
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,524,614
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan B, 6.73%, 2014                                                   $ 1,373,556      $    1,321,475
---------------------------------------------------------------------------------------------------------------------------------
Univison Communications, Inc., Delay Draw Term Loan B, 3.67%, 2014 (o)                                 84,885              80,333
---------------------------------------------------------------------------------------------------------------------------------
Univison Communications, Inc., Term Loan B, 7.21%, 2014 (o)                                         1,859,219           1,759,518
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,161,326
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp., Second Lien Term Loan, 10.81%, 2014 (o)                                 $ 3,344,676      $    2,770,507
---------------------------------------------------------------------------------------------------------------------------------
Roofing Supply Group, Term Loan B, 9.2%, 2013                                                       2,305,908           2,121,435
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,891,942
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Term Loan, 6.99%, 2013                                              $ 2,604,925      $    2,499,976
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Term Loan B, 7.57%, 2013                                                        2,242,821           2,187,398
---------------------------------------------------------------------------------------------------------------------------------
MCC Iowa Mediacom Broadband LLC, Term Loan A, 6.69%, 2011                                           2,002,791           1,918,673
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,606,047
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan, 6.98%, 2014                                                               $ 2,825,936      $    2,774,465
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp., Term Loan B-2, 7.96%, 2014                                                      $ 1,615,758      $    1,554,493
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Initial Second Lien Term Loan, 9.75%, 2013                                $ 2,746,212      $    2,751,361
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 9.75%, 2013                                            878,788             880,436
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,631,797
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Crimson Exploration, Second Lien Term Loan, 10.37%, 2012                                          $ 1,888,867      $    1,841,645
---------------------------------------------------------------------------------------------------------------------------------
Sandridge Energy, Term Loan B, 8.63%, 2015                                                        $ 4,673,000           4,579,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,421,185
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods, Term Loan B, 6.7%, 2014                                                               $ 2,506,983      $    2,425,504
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., Term Loan B, 7.03%, 2014 (o)                                       $   883,297      $      847,965
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.45%, 2013                                                                 3,842,100           3,748,927
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,596,892
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan B, 6.3%, 2014                                                      $ 1,098,728      $    1,070,436
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2012                                   $   893,901      $      876,805
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan B, 6.48%, 2012                                          1,998,921           1,960,692
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,837,497
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.2%, 2014                                                             $ 3,414,404      $    3,361,908
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan B, 7.62%, 2013                                                   $ 2,625,560      $    2,505,223
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL FLOATING RATE LOANS                                                                                       $   57,363,915
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (a)                                                     1,975      $    2,083,625
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75%                                                                   800      $       20,000
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL PREFERRED STOCKS                                                                                          $    2,103,625
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.30%, at Net Asset Value                                 6,005,098      $    6,005,098
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS(k)                                                                                            $  762,538,128
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.1%                                                                                  16,620,156
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                                                             $  779,158,284
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest no notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $662,565,701 and 86.89% of market value. An independent pricing service provided an evaluated bid for
    85.00% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $150,314,610, representing 19.29% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                                                                               CURRENT
                                                                         ACQUISITION          ACQUISITION       MARKET   TOTAL % OF
RESTRICTED SECURITIES                                                       DATE                  COST           VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Allison Transmission, Inc., 11%, 2015                                  10/11/07-10/19/07     $  5,882,975   $  5,990,250
American Tower Corp., 7%, 2017                                              9/24/07             1,315,000      1,344,588
Anthracite Ltd., CDO, 6%, 2037                                              5/14/02               968,128        975,117
Arbor Realty Mortgage Securities, CDO, FRN, 7.48%, 2038                12/20/05-10/21/07        1,370,760      1,206,972
Asset Securitization Corp., FRN, 8.636%, 2029                               1/25/05             1,985,098      2,377,625
EEB International Ltd., 8.75%, 2014                                         10/24/07            1,167,000      1,204,928
Falcon Franchise Loan LLC, FRN, 3.69%, 2025                                 1/29/03               268,409        230,424
First Data Corp., 9.875%, 2015                                         10/16/07-10/18/07        3,542,583      3,576,263
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009          6/16/06             1,664,570      2,347,161
JPMorgan Chase Bank (Republic of Indonesia, CLN), 10.15%, 2013              2/20/07             1,874,608        978,092
LVB Acquisition Merger Sub, Inc., 10%, 2017                             9/24/07-9/25/07         1,894,406      1,947,113
LVB Acquisition Merger Sub, Inc., 11.625%, 2017                        10/18/07-10/30/07        2,100,756      2,103,719
Momentive Performance Materials, Inc., 9.75%, 2014                      9/18/07-10/18/07        2,955,410      2,949,375
Nuveen Investments, Inc., 10.5%, 2015                                       10/31/07            1,970,000      1,970,000
Pemex Project Funding Master Trust, 6.625%, 2035                            10/17/07              198,061        204,179
Preferred Term Securities XII Ltd., 9.8%, 2033                              1/07/05             1,863,750      1,278,000
Preferred Term Securities XVI Ltd., 14%, 2035                           12/08/04-1/25/05        3,274,750      2,600,000
Preferred Term Securities XVII Ltd., 9.3%, 2035                             3/09/05             1,813,000      1,305,360
Republic of Ghana, 8.5%, 2017                                               9/27/07               131,000        134,384
Ryerson, Inc., 12%, 2015                                               10/03/07-10/30/07        1,771,225      1,772,438
TGI International Ltd., 9.5%, 2017                                          9/26/07             1,182,000      1,236,608
TNK-BP Finance S.A., 7.5%, 2013                                             10/03/07              129,907        131,000
VTB Capital S.A., 6.609%, 2012                                              10/25/07            1,106,000      1,097,447
-----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                                 $ 38,961,043    5.0%
                                                                                                            =====================

The following abbreviations are used in this report and are defined:

        CDO        Collateralized Debt Obligation
        CLN        Credit-Linked Note
        CLO        Collateralized Loan Obligation
        FRN        Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
        REIT       Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        ARS        Argentine Peso
        BRL        Brazilian Real

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD OPPORTUNITIES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 10/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                         $ 767,259,619
                                                                       =============
Gross unrealized appreciation                                          $  16,044,109
Gross unrealized depreciation                                            (20,765,600)
                                                                       -------------
      Net unrealized appreciation (depreciation)                       $  (4,721,491)
                                                                       =============


The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of October 31, 2007, the portfolio had unfunded loan commitments of $31,316, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                                      UNFUNDED          UNREALIZED
                                                                                       LOAN            APPRECIATION
BORROWER                                                                             COMMITMENT       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Univison Communications, Inc., Delay Draw Term Loan B, 3.67%, 2014                    $ 31,316           $ 1,772

At October 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 10/31/07

                         NOTIONAL                           CASH FLOWS          CASH FLOWS
EXPIRATION                AMOUNT       COUNTERPARTY         TO RECEIVE            TO PAY                     VALUE
------------------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS
6/20/09              USD  2,300,000     JP Morgan         4.1% (fixed rate)       (1)                      $(109,887)
6/20/09              USD  1,150,000     JP Morgan         4.8% (fixed rate)       (1)                        (43,237)
6/20/12              USD  6,800,000     JP Morgan (a)         (2)             4.21% (fixed rate)             518,948
6/20/12              USD  2,300,000     Morgan Stanley    3.76% (fixed rate)      (3)                       (335,901)
6/20/12              USD  1,150,000     Morgan Stanley    4.15% (fixed rate)      (3)                       (153,576)
9/20/12              USD  2,300,000     Goldman Sachs     3.75% (fixed rate)      (4)                         47,654
3/20/17              USD    385,000     JP Morgan             (5)             0.78% (fixed rate)              (7,499)
3/20/17              USD    385,000     JP Morgan             (5)             0.80% (fixed rate)              (8,069)
3/20/17              USD    380,000     Merrill Lynch         (5)             0.81% (fixed rate)              (8,246)
                                                                                                           ---------
                                                                                                           $ (99,813)
                                                                                                           =========

(1) Fund to pay notional amount upon a defined credit default event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.
(2) Fund to receive notional amount upon a defined credit default event multiplied by the rate of return of the CDX HY Index.
(3) Fund to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.
(4) Fund to pay notional amount upon a defined credit default event by Allied Waste North America, Inc., 7.375%, 4/15/14.
(5) Fund to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/1/10.
(a) Premiums paid by the fund amounted to $353,927

(5) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

An  affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

                                                     BEGINNING        ACQUISITIONS         DISPOSITIONS           ENDING
                                                    SHARES/PAR         SHARES/PAR           SHARES/PAR          SHARES/PAR
UNDERLYING FUNDS                                      AMOUNT             AMOUNT               AMOUNT              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio            --                 256,101,789          -250,096,691        6,005,098

                                                                    CAPITAL GAIN
                                                    REALIZED        DISTRIBUTIONS
                                                     GAIN           FROM UNDERLYING         DIVIDEND            ENDING
UNDERLYING FUNDS                                    (LOSS)             FUNDS                INCOME              VALUE
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio        $    --               $ --                $ 1,172,371       $ 6,005,098

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 14, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 14, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.